As Filed with the Securities and Exchange Commission on April 27, 2006
                                                 Registration Nos. 333 - 103492
                                                                    811 - 21313

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                     [ ]     Pre-Effective Amendment No.
                     [x]     Post-Effective Amendment No. 4

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                              [x] Amendment No. 4

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA                  73106
(Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's Telephone Number, Including Area Code             (405) 523-2000

Stephen P. Garrett                           Copies to:
Senior Vice President and
   Chief Compliance Officer                  Jennifer Wheeler
American Fidelity Assurance Company          McAfee & Taft
2000 N. Classen Boulevard                    A Professional Corporation
Oklahoma City, Oklahoma  73106               10th Floor, Two Leadership Square
(Name and Address of Agent for Service)      Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the Registration
                                               Statement

It is proposed that this filing will become effective (check appropriate box)
     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on May 1, 2006 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered:     Group variable annuity contracts

                                          457(b) Group Variable Annuity

                                                      from

                                                     (LOGO)
                                        American Fidelity Assurance Company
                                     A member of the American Fidelity Group (R)

                                                   May 1, 2006

                          457(b) Group Variable Annuity
                                    issued by
                      American Fidelity Separate Account C
                                       and
                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2006

     American Fidelity Separate Account C is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended. This prospectus describes the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer. Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy. You have 18 investment options in the annuity -- the Guaranteed Interest Account, which is a fixed investment option, and 17 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.(R)                   Dreyfus Investment Portfolios
American Century Variable Portfolios, Inc.                        Technology Growth Portfolio
    VP Balanced Fund                                          FAM Variable Series Funds, Inc.
    VP Capital Appreciation Fund                                  Mercury Basic Value V. I. Fund
    VP Income & Growth Fund                                       Mercury Value Opportunities V. I. Fund
    VP Ultra(R) Fund                                          Vanguard(R) Variable Insurance Fund
    VP International Fund                                         Total Bond Market Index Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.                Balanced Portfolio
The Dreyfus Stock Index Fund, Inc.                                Small Company Growth Portfolio
Dreyfus Variable Investment Fund
    Growth and Income Portfolio
    Small Company Stock Portfolio
    International Value Portfolio


     This prospectus contains important information about American Fidelity Separate Account C that participants should know before investing in the 457(b) Group Variable Annuity. Please keep this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2006 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus, and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation period.

     Accumulation period: The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed). Until a participant begins receiving annuity payments, the participant's annuity is in the accumulation period.

     Accumulation unit: The unit of measurement used to keep track of the value of a participant's interest in a variable investment option (a sub-account) during the accumulation period.

     Adjusted account value: A participant's account value, minus taxes, if any.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for a participant's annuity payments.

     Annuity payments: Regular income payments a participant may receive from the policy during the annuity period.

     Annuity period: The period during which we make annuity payments.

     Cash value: A participant's account value minus taxes due, if any, minus the withdrawal charge, if applicable, that would apply if the entire value of the policy was withdrawn.

     Eligible portfolio: Each of the 17 sub-accounts invests its assets into a corresponding eligible portfolio. Each eligible portfolio (sometimes called a portfolio or fund) is offered by one of the portfolio companies and has its own investment objective.

     Fixed annuity: An annuity providing payments that are guaranteed as to dollar amount by us. These payments are made during the annuity period.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: A participant's investment options (sometimes called eligible investment options) consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 17 sub-accounts, which are variable investment options. We reserve the right to add, remove, or combine portfolios as eligible investment options.

     Participant: A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

     Participant account: An account established for a participant.

     Plan: The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

     Policy: The 457(b) Group Variable Annuity.

     Policyholder: The owner of the policy, generally a state or local government employer or other entity identified on the application for which, and to whom, the policy is issued.

     Policy year: The annual period that begins on the date of issue and each anniversary of that date. For purposes of determining a participant's applicable withdrawal charges, this period begins with the participant effective date.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc.(R), American Century Variable Portfolios, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, FAM Variable Series Funds, Inc., and Vanguard(R) Variable Insurance Fund.

     Purchase payment: Money invested or contributed on behalf of a participant that is to be invested in the policy. Purchase payments are allocated to a participant's account.

     Separate Account: Our separate account that provides the variable investment options. The Separate Account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

     Sub-account: An investment division of Separate Account C. Each sub-account invests its assets in shares of a corresponding portfolio.

     Valuation date: Each day on which the New York Stock Exchange and American Fidelity Assurance Company are open for business.

     Valuation period: The period of time beginning at the close of business of the New York Stock Exchange on each valuation date and ending at the close of business for the next succeeding valuation date.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the 457(b) Group Variable Annuity.

     You, Your: A participant in the 457(b) Group Variable Annuity; generally, an employee. Although we sometimes refer to "you" or a "participant" as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities. Each participant should review the terms of the policy to determine how it applies to him or her, individually.

                                TABLE OF CONTENTS

                                                                         Page
Summary....................................................................1
Fee Table..................................................................3
Condensed Financial Information............................................8
Revenue Sharing Arrangements...............................................9
The 457(b) Group Variable Annuity.........................................10
About the Participant Account.............................................11
Receiving Payments from the Annuity.......................................12
Investment Options........................................................13
Expenses..................................................................17
Withdrawals...............................................................18
Death Benefit Amount......................................................18
Taxes.....................................................................19
Other Information.........................................................20
Table of Contents of the Statement of Additional Information..............21

                                     SUMMARY

     In this summary, we discuss some of the important features of the 457(b) Group Variable Annuity policy. Please read the entire prospectus for more detailed information about the policy and Separate Account C. The policy is issued in connection with an eligible defined contribution plan pursuant to
Section 457(b) of the Internal Revenue Code.

     The 457(b) Group Variable Annuity. In this prospectus, we describe the 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer. The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company. American Fidelity issues a single policy to the employer, who is then the policyholder. The policy covers all present and future participating employees of the policyholder. Through the 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 17 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio.

     We designed the 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans. Participation in the 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

     Like all deferred annuities, the 457(b) annuity has two periods: the accumulation period and the annuity period. During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution. Similarly, during the annuity period, earnings are taxed as income only upon distribution. Annuity payments under the policy will be paid on a fixed basis only.

     The annuity period begins when the participant starts receiving regular payments from his or her participant account. Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period. Annuity payments and options are discussed on pages 13 through 16.

     Investment Options. When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable. A participant may allocate some or all of the money invested in his or her participant account to one or more of the eligible investment options. We reserve the right to add, combine or remove portfolios as eligible investment options. Currently, the eligible investment options include our fixed investment option, the Guaranteed Interest Account, and the sub-accounts listed below, each of which is a variable investment option:

   American Fidelity Dual Strategy Fund, Inc. (R)
   American Century Variable Portfolios, Inc. - VP Balanced Fund
   American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund American Century Variable Portfolios, Inc. - VP Income & Growth Fund American Century Variable Portfolios, Inc. - VP Ultra(R) Fund
   American Century Variable Portfolios, Inc. - VP International Fund
   The Dreyfus Socially Responsible Growth Fund, Inc.
   The Dreyfus Stock Index Fund, Inc.
   Dreyfus Variable Investment Fund - Growth and Income Portfolio
   Dreyfus Variable Investment Fund - Small Company Stock Portfolio
   Dreyfus Variable Investment Fund - International Value Portfolio
   Dreyfus Investment Portfolios - Technology Growth Portfolio
   FAM Variable Series Funds, Inc. - Mercury Basic Value V. I. Fund(1)
   FAM Variable Series Funds, Inc. - Mercury Value Opportunities V. I. Fund(2) Vanguard(R) Variable Insurance Fund - Total Bond Market Index Portfolio Vanguard(R) Variable Insurance Fund - Balanced Portfolio
   Vanguard(R) Variable Insurance Fund - Small Company Growth Portfolio


-------------------------
(1) This investment option was formerly known as the Merrill Lynch Variable Series Funds, Inc. - Basic Value V.I. Fund.
(2) This investment option was formerly known as the Merrill Lynch Variable Series Fund, Inc. - Value Opportunities V.I. Fund.




     Each of the sub-accounts listed above invests in a corresponding portfolio. The portfolios offer professionally managed investment choices. A complete description of each of the portfolios can be found in the prospectus for that particular portfolio. Participants can make or lose money in the variable investment options, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which purchase payments are allocated. Please see the information on page 16 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us; however, a participant may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

     Taxes. The earnings accumulated as a result of investments in the 457(b) Group Variable Annuity are not taxed until received as a distribution. Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an "eligible employer plan" or to an IRA in a direct rollover. The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

     Withdrawals. A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply. Additionally, certain restrictions exist under federal tax law and a penalty tax may be assessed upon certain withdrawals. The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on pages 17 through 19.

     Free Look. The policyholder may return the policy to us or to our agent within 20 days after it is delivered. If returned, the policy will be void from the beginning and we will refund the greater of: (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the returned policy.

     Questions. If you have any questions about the 457(b) Group Variable Annuity or need more information, please contact us at:

                       American Fidelity Assurance Company
                           Annuity Services Department
                                 P.O. Box 25520
                       Oklahoma City, Oklahoma 73125-0520
                            Telephone: (800) 662-1106
                          E-mail: va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy. The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

   Policy                                                      Withdrawal
    Year                                                          Charge
     1...........................................................   8%
     2...........................................................   8%
     3...........................................................   8%
     4...........................................................   8%
     5...........................................................   8%
     6...........................................................   4%
     7...........................................................   4%
     8...........................................................   4%
     9...........................................................   4%
     10..........................................................   4%
     11+.........................................................   0%

     The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

                                                   Current     Maximum
                                                    Fee<F1>      Fee
                                                   -------     -------
Mortality and Expense Risk Charge................   1.25%        1.25%
Account Fees and Expenses
   Administrative Charge.........................   0.15%        0.25%
   Distribution Expense Charge...................   0.10%        0.25%
Total Separate Account Annual Expenses...........   1.50%        1.75%

----------------------

<F1>
     We currently charge lower fees than the maximum allowed under the policy. The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you pay periodically while you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses         MINIMUM            MAXIMUM
(expenses that are deducted from portfolio
assets, including management fees,
distribution (12b-1) fees and other expenses)      0.16%               1.23%


Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. (R)
         Management Fees......................................0.50%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.50%

American Century Variable Portfolios, Inc. <F1>

VP Balanced Fund<F2>
         Management Fees......................................0.89%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.89%

VP Capital Appreciation Fund<F2>
         Management Fees......................................1.00%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.00%

VP Income & Growth Fund<F2>
         Management Fees......................................0.70%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.70%

VP Ultra(R) Fund<F2>
         Management Fees......................................1.00%
         Other Expenses.......................................0.01%
         Total Annual Portfolio Operating Expenses............1.01%

VP International Fund<F2>
         Management Fees......................................1.23%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.23%

The Dreyfus Socially Responsible Growth Fund, Inc.<F3>
         Management Fees......................................0.75%
         Other Expenses.......................................0.06%
         Total Annual Portfolio Operating Expenses............0.81%

The Dreyfus Stock Index Fund, Inc.<F3>
         Management Fees......................................0.25%
         Other Expenses.......................................0.02%
         Total Annual Portfolio Operating Expenses............0.27%

Dreyfus Variable Investment Fund<F3>

Growth and Income Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.06%
         Total Annual Portfolio Operating Expenses............0.81%

Small Company Stock Portfolio<F4>
         Management Fees......................................0.75%
         Other Expenses.......................................0.24%
         Total Annual Portfolio Operating Expenses............0.99%

International Value Portfolio
         Management Fees......................................1.00%
         Other Expenses.......................................0.20%
         Total Annual Portfolio Operating Expenses............1.20%

Dreyfus Investment Portfolios<F3>

Technology Growth Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.06%
         Total Annual Portfolio Operating Expenses............0.81%

FAM Variable Series Funds, Inc.<F5>

Mercury Basic Value V.I. Fund
         Management Fees......................................0.60%
         Other Expenses.......................................0.07%
         Total Annual Portfolio Operating Expenses............0.67%

Mercury Value Opportunities V.I. Fund
         Management Fees......................................0.75%
         Other Expenses.......................................0.09%
         Total Annual Portfolio Operating Expenses............0.84%

Vanguard(R) Variable Insurance Fund

Total Bond Market Index Portfolio
         Management Fees......................................0.13%
         Other Expenses.......................................0.03%
         Total Annual Portfolio Operating Expenses............0.16%

Balanced Portfolio
         Management Fees......................................0.23%
         Other Expenses.......................................0.02%
         Total Annual Portfolio Operating Expenses............0.25%

Small Company Growth Portfolio
         Management Fees......................................0.37%
         Other Expenses.......................................0.03%
         Total Annual Portfolio Operating Expenses............0.40%

<F1>
     American Century Variable Portfolios, Inc. - Class I Shares.
<F2>
     This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.
<F3>
     The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios - Initial Shares.
<F4>
     The Dreyfus Corporation has undertaken, until December 31, 2006, to waive receipt of its fees and/or assume its expenses so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 0.95%.
<F5>
     FAM Variable Series Funds, Inc. - Class I Shares.


Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include the applicable withdrawal charge, separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.


                                                                                  Time Periods
                                                              --------------------------------------------------------
                                                              1 Year         3 Years        5 Years           10 Years
                                                              ------         -------        -------           --------
American Fidelity Dual Strategy Fund, Inc.(R) .............(a) 1,002.90      1,426.65       1,875.51          2,850.99
                                                           (b)   202.90        626.65       1,075.51          2,317.54

American Century Variable Portfolios, Inc.

VP Balanced Fund ..........................................(a) 1,041.99      1,544.42       2,072.50          3,226.67
                                                           (b)   241.99        744.42       1,272.50          2,713.63

VP Capital Appreciation Fund...............................(a) 1,052.99      1,577.39       2,127.34          3,329.76
                                                           (b)   252.99        777.39       1,327.34          2,822.33

VP Income & Growth Fund....................................(a) 1,022.97      1,487.22       1,977.03          3,045.65
                                                           (b)   222.97        687.22       1,177.03          2,522.77

VP Ultra(R) Fund...........................................(a) 1,053.99      1,580.38       2,132.31          3,339.07
                                                           (b)   253.99        780.38       1,332.31          2,832.14

VP International Fund......................................(a) 1,075.95      1,645.95       2,240.99          3,541.32
                                                           (b)   275.95        845.95       1,440.99          3,045.43

The Dreyfus Socially Responsible Growth Fund, Inc..........(a) 1,033.98      1,520.38       2,032.42          3,150.91
                                                           (b)   233.98        720.38       1,232.42          2,633.75

The Dreyfus Stock Index Fund, Inc..........................(a)   979.77      1,356.53       1,757.45          2,621.79
                                                           (b)   179.77        556.53         957.45          2,075.93

Dreyfus Variable Investment Fund

Growth and Income Portfolio................................(a) 1,033.98      1,520.38       2,032.42          3,150.91
                                                           (b)   233.98        720.38       1,232.42          2,633.75

Small Company Stock Portfolio..............................(a) 1,051.99      1,574.39       2,122.36          3,320.44
                                                           (b)   251.99        774.39       1,322.36          2,812.50

International Value Portfolio..............................(a) 1,072.95      1,637.04       2,226.24          3,514.03
                                                           (b)   272.95        837.04       1,426.24          3,016.64

Dreyfus Investment Portfolios

Technology Growth Portfolio................................(a) 1,033.98      1,520.38       2,032.42          3,150.91
                                                           (b)   233.98        720.38       1,232.42          2,633.75

FAM Variable Series Funds, Inc.

Mercury Basic Value V. I. Fund.............................(a) 1,019.96      1,478.16       1,961.87          3,016.72
                                                           (b)   219.96        678.16       1,161.87          2,492.27

Mercury Value Opportunities V. I. Fund.....................(a) 1,036.99      1,529.40       2,047.47          3,179.40
                                                           (b)   236.99        729.40       1,247.47          2,663.78

Vanguard(R) Variable Insurance Fund

Total Bond Market Index Portfolio..........................(a)   968.69      1,322.82       1,700.49          2,510.12
                                                           (b)   168.69        522.82         900.49          1,958.22

Balanced Portfolio.........................................(a)   977.76      1,350.41       1,747.12          2,601.59
                                                           (b)   177.76        550.41         947.12          2,054.63

Small Company Growth Portfolio.............................(a)   992.85      1,396.22       1,824.36          2,752.05
                                                           (b)   192.85        596.22       1,024.36          2,213.24


         We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2005. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

         The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

 .

                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values at the beginning of the period and the end of the period as of (1) July 1, 2003 (the date on which Separate Account C's registration statement became effective) and December 31, 2003, (2) January 1, 2004 and December 31, 2004, and (3) January 1, 2005 and December 31, 2005.

                                                                   Accumulation Unit    Accumulation Unit        Number of
                                                                  Value at Beginning    Value at December   Accumulation Units
                                                                       of Period               31             Outstanding at
                                                                                                                December 31
                                                                 --------------------  -------------------  -------------------

American Fidelity Dual Strategy Fund, Inc.(R)
     2003.........................................................       $ 10.848             $ 12.065              5,102
     2004.........................................................       $ 12.065             $ 12.856             15,137
     2005.........................................................       $ 12.856             $ 13.127             26,626

American Century Variable Portfolios, Inc.
VP Balanced Fund
     2003.........................................................       $ 11.222             $ 12.050                820
     2004.........................................................       $ 12.050             $ 13.032              6,421
     2005.........................................................       $ 13.032             $ 13.471             17,427

VP Capital Appreciation Fund
     2003.........................................................       $ 10.851             $ 12.133                923
     2004.........................................................       $ 12.133             $ 12.859              2,341
     2005.........................................................       $ 12.859             $ 15.462              4,589

VP Income & Growth Fund
     2003.........................................................       $ 10.810             $ 12.281                972
     2004.........................................................       $ 12.281             $ 13.670              3,879
     2005.........................................................       $ 13.670             $ 14.090              8,937

VP Ultra(R) Fund
     2003.........................................................       $ 10.635             $ 11.746                356
     2004.........................................................       $ 11.746             $ 12.806              3,578
     2005.........................................................       $ 12.806             $ 12.889              9,396

VP International Fund
     2003.........................................................       $ 10.100             $ 11.937                303
     2004.........................................................       $ 11.937             $ 13.516              1,114
     2005.........................................................       $ 13.516             $ 15.079              2,880

The Dreyfus Socially Responsible Growth Fund, Inc.
     2003.........................................................       $ 10.805             $ 12.173              1,281
     2004.........................................................       $ 12.173             $ 12.736              3,825
     2005.........................................................       $ 12.736             $ 13.000              7,787

The Dreyfus Stock Index Fund, Inc.
     2003.........................................................       $ 11.183             $ 12.656              7,355
     2004.........................................................       $ 12.656             $ 13.794             37,373
     2005.........................................................       $ 13.794             $ 14.226             80,858

Dreyfus Variable Investment Fund
Growth and Income Portfolio
     2003.........................................................       $ 11.083             $ 12.490              1,740
     2004.........................................................       $ 12.490             $ 13.223              5,843
     2005.........................................................       $ 13.223             $ 13.463              9,796

Small Company Stock Portfolio
     2003.........................................................       $ 11.105             $ 13.754                602
     2004.........................................................       $ 13.754             $ 16.059              2,426
     2005.........................................................       $ 16.059             $ 15.963              6,960

International Value Portfolio
     2003.........................................................       $ 10.069             $ 12.741                970
     2004.........................................................       $ 12.741             $ 15.064              3,084
     2005.........................................................       $ 15.064             $ 16.604              7,865

Dreyfus Investment Portfolios
Technology Growth Portfolio
     2003.........................................................      $  9.877              $ 11.704                265
     2004.........................................................      $ 11.704              $ 11.583              1,642
     2005.........................................................      $ 11.583              $ 11.843              4,902

FAM Variable Series Funds, Inc.
Mercury Basic Value V. I. Fund
     2003.........................................................       $ 11.468             $ 13.676              3,445
     2004.........................................................       $ 13.676             $ 14.964             16,307
     2005.........................................................       $ 14.964             $ 15.174             36,213

Mercury Value Opportunities V. I. Fund
     2003.........................................................       $ 11.552             $ 14.134              5,641
     2004.........................................................       $ 14.134             $ 16.009             21,889
     2005.........................................................       $ 16.009             $ 17.408             36,503
Vanguard(R) Variable Insurance Fund
Total Bond Market Index Portfolio<F1>

     2005.........................................................       $ 10.000              $ 9.931              7,708

Balanced Portfolio<F1>

     2005.........................................................       $ 10.000              $10.462              9,565

Small Company Growth Portfolio<F1>

     2005.........................................................       $ 10.000              $10.974              1,983
-----------------------

 <F1>
This sub-account began operations on May 1, 2005.

                          REVENUE SHARING ARRANGEMENTS

     We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as "revenue sharing." We currently have revenue sharing agreements with Merrill Lynch Asset Management, L.P., The Dreyfus Corporation, and American Century Investment Services, Inc. Our sales people do not receive any additional compensation for selling one fund over another, and they do not give any special preference to a fund just because that fund has a more favorable revenue sharing arrangement with us.

     In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased fund's average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the companies as denoted below. We have entered into revenue sharing arrangements with the following companies:

Portfolio Company                             Revenue Sharing %
-----------------                             -----------------
Merrill Lynch Asset Management, L.P.          0.10%

American Century Investment Services, Inc.    0.20% on assets over $10 million

The Dreyfus Corporation                       0.15% on assets up to $25 million
                                              0.20% on assets over $25 million


                        THE 457(B) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

     The 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers pursuant to Section 457(b) of the Internal Revenue Code. American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company. Any present or future employee of the policyholder can become a participant by investing in the policy. Under the policy, American Fidelity Assurance Company promises to pay income to the participants (or someone else a participant may choose) in the form of annuity payments beginning on a date chosen by the participant. American Fidelity establishes an account for each participant, and the account contains values and reflects activity for the participant. The person upon whose life the annuity payments are based is called the annuitant. If the annuitant dies during the accumulation period, American Fidelity will pay a death benefit to a beneficiary.

     Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan. All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

     The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant's death. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

     Although American Fidelity legally owns the underlying portfolios' shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote. When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

     Any changes to the policy must be made in writing and signed by an officer of American Fidelity Assurance Company.

                          ABOUT THE PARTICIPANT ACCOUNT
Purchase Payments

     Money is invested in the policy when purchase payments are made. Purchase payments can only be made during the accumulation period. Except for the initial purchase payment, purchase payments will be credited to a participant's account within one business day of receipt in our office. In accordance with the plan, the amount of a participant's purchase payments may be increased, decreased or changed at any time. All payment allocations must be in whole percentages. Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount. A participant account will not lapse even if no purchase payments are made during a policy year.

     Once we receive a minimum initial purchase payment of $25.00 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days. If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information. Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

     American Fidelity allocates purchase payments to each participant's account as instructed by the policyholder, in accordance with the terms of the plan. Subsequent purchase payments will be allocated in the same manner unless we receive other instructions. The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

     In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit. Every purchase payment increases the number of accumulation units in a participant's account. To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments. Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains (or losses) per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o subtracting from that amount any mortality and expense risk, administrative, and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day. If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments. (This is not true if a participant invests solely in the Guaranteed Interest Account.) The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

     When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that portfolio. When a withdrawal is made, the number of accumulation units in the participant account will decrease. For more information about withdrawals, see page 17.

     The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example

     On Thursday, we receive an additional purchase payment of $100 designated to a participant account. The participant previously allocated 100% of this amount to the Dreyfus Stock Index Fund. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of the Dreyfus Stock Index Fund sub-account.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity. We must be notified of the desired annuity date at least 30 days before annuity payments begin.

     The earliest annuity date that may be requested for commencement of a participant's annuity payments is 30 days after a participant's effective date. If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70 1/2, whichever comes later. Otherwise, the annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state law, whichever is earlier. This annuity date may be changed by written request any time before the original annuity date, and at least 30 days before the new annuity date. Please read the plan for other information related to distributions.

     The duration of a participant's annuity period will impact the amount of the participant's monthly annuity payments. Choosing an early annuity date may increase the duration of a participant's annuity period, which will decrease the amount of the participant's monthly annuity payments. Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.

Selecting an Annuity Option

     Four annuity payment options are available under the policy. In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 days before the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth.

     As permitted by the plan, one of the following annuity options may be chosen. If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below. We may make other annuity options available from time to time. After annuity payments begin, the annuity option cannot be changed.


OPTION 1           Lifetime Only         We will make monthly payments during the life of the annuitant. If
                   Annuity               this option is elected, payments will stop when the annuitant dies.

------------------ --------------------- -----------------------------------------------------------------------------

OPTION 2           Lifetime Annuity      We will make monthly payments for the guaranteed period selected and
                   with Guaranteed       thereafter, during the life of the annuitant. When the annuitant dies, any
                   Periods               amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.

------------------ --------------------- -----------------------------------------------------------------------------

OPTION 3           Joint and Survivor    We will make monthly payments during the joint lifetime of two
                   Annuity               people, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.

                                         If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

------------------ --------------------- -----------------------------------------------------------------------------

OPTION 4           Period Certain        We will make monthly payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years.

------------------ --------------------- -----------------------------------------------------------------------------


Annuity Payments

     Annuity payments are paid in monthly installments and will be paid on a fixed basis only. The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due. The participant's adjusted account value will be applied to the applicable annuity table based on the annuity option selected. The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied. The guaranteed interest rate on all options is 3% compounded annually. We may suspend, defer, or postpone annuity payments as described on page 12.


                               INVESTMENT OPTIONS

     When purchase payments are made in connection with the 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C's sub-accounts, or both. Each of the sub-accounts corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

                       NAME                                      TYPE OF                           INVESTMENT ADVISOR/
                                                            PORTFOLIO COMPANY                          SUB-ADVISOR
---------------------------------------------------- -------------------------------- ----------------------------------------------

American Fidelity Dual Strategy Fund, Inc. (R)       Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Quest Investment Management,
                                                                                      Inc., The Renaissance Group, LLC, Todd
                                                                                      Investment Advisors, Inc., and WEDGE Capital
                                                                                      Management LLP

---------------------------------------------------- -------------------------------- ----------------------------------------------

American Century Variable Portfolios, Inc.           Open-end, management             Advisor for VP Balanced Fund, VP Capital
Portfolios available under 457(b) Group Variable     investment company offering      Appreciation Fund, VP Income & Growth Fund,
Annuity policy:                                      one or more portfolios           and VP Ultra(R) Fund:  American Century
     o   VP Balanced Fund                            available under the 457(b)       Investment Management, Inc.
     o   VP Capital Appreciation Fund                Group Variable Annuity.
     o   VP Income & Growth Fund                                                      Advisor for VP International Fund:  American
     o   VP Ultra(R) Fund                                                               Century Global Investment Management, Inc.
     o   VP International Fund
(Call 800-345-6488 to request portfolio prospectus)                                   Sub-Advisor:  None

---------------------------------------------------- -------------------------------- ----------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.   Open-end, diversified,           Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisor:  None


---------------------------------------------------- -------------------------------- ----------------------------------------------

The Dreyfus Stock Index Fund, Inc.                   Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Sub-Advisor:  None

                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)

---------------------------------------------------- -------------------------------- ----------------------------------------------

Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under 457(b) Group Variable     investment company offering
Annuity policy:                                      one or more portfolios           Sub-Advisor:  None
     o   Growth and Income Portfolio                 available under the 457(b)
     o   Small Company Stock Portfolio               Group Variable Annuity.
     o   International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)

---------------------------------------------------- -------------------------------- ----------------------------------------------

Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolio available under 457(b) Group Variable      investment company offering
Annuity policy:                                      one or more portfolios           Sub-Advisor:  None
     o   Technology Growth Portfolio                 available under the 457(b)
(Call 800-554-4611 to request portfolio prospectus)  Group Variable Annuity.

---------------------------------------------------- -------------------------------- ----------------------------------------------

FAM Variable Series Funds, Inc.                      Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under 457(b) Group Variable     investment company offering      L.P.
Annuity policy:                                      one or more separate funds
     o   Mercury Basic Value V. I. Fund              available under the 457(b)       Sub-Advisor:  None
     o   Mercury Value Opportunities V. I. Fund      Group Variable Annuity.
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)

---------------------------------------------------- -------------------------------- ----------------------------------------------

Vanguard(R) Variable Insurance Fund                  Open-end, management             Advisor of Vanguard VIF Total Bond Market
Portfolios available under 457(b) Group Variable     investment company offering      Index Portfolio: The Vanguard  Group
Annuity policy:                                      one or more portfolios
                                                     available under the 457(b)       Advisor of Vanguard VIF Balanced Portfolio:
     o   Total Bond Market Index Portfolio           Group Variable Annuity.          Wellington Management Company, LLC
     o   Balanced Portfolio
     o   Small Company Growth Portfolio                                               Advisors of Vanguard VIF  Small Company
                                                                                      Growth Portfolio: Granahan Investment
(Call 800-210-6348 to request portfolio prospectus)                                   Management, Inc., and Grantham, Mayo, Van
                                                                                      Otterloo & Co. LLC

                                                                                      Sub-Advisors: None

---------------------------------------------------- -------------------------------- ----------------------------------------------


     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets, which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios. You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the preceding table. You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the preceding table, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the 457(b) Group Variable Annuity. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated. We reserve the right to limit the number of transfers that may be made. All asset transfers made in any one day count as one transfer. We will not be liable for transfers made at a participant's or a policyholder's direction. All transfers must be in whole percentages. Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging

     Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as the source of a transfer. By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation period.If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Asset Rebalancing

     After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift. At the participant's direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations. If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year. Asset rebalancing is only available in the accumulation period.

     If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Frequent Purchases and Redemptions

     Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.

     We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market timing can make it very difficult for a portfolio company to manage an underlying portfolio's investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

     In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

     o We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

     o    We do not accept telephone transactions.

     o We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

     o We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, and interfund transfer requests received by facsimile. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

     o If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

     Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

     Our transfer restrictions are designed to prevent excessive transfers. However, such restrictions are not capable of preventing every potential occurrence of excessive transfer activity.

                                    EXPENSES

     Charges and expenses that exist in connection with the 457(b) Group Variable Annuity will reduce a participant's investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account. We deduct the insurance charges when we calculate the value of the accumulation units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio. This charge is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals made may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the 457(b) Group Variable Annuity. The withdrawal charge is a percentage of the amount withdrawn, as shown in the Fee Table on page 3. We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. No withdrawal charge will be applied when a death benefit is paid.

Portfolio Company Expenses

     In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolio companies. These deductions and expenses are described in the prospectuses for those companies.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

     We will also deduct from the policy any income taxes that we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     If a policyholder's plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments. After we begin making annuity payments, no withdrawals or redemptions may be made.

     Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan. The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept. The withdrawal charge, if applicable and any taxes due will be deducted from the amount withdrawn before the participant receives it. We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant's investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept. We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100. We will mail any payment within seven days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred, or postponed, as described on page 12. Income taxes and certain restrictions may apply to any withdrawal you make.

     A withdrawal is a redemption of accumulation units. If accumulation units are redeemed, the number of accumulation units in a participant's account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request. A participant's request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

     Payments for accumulation units redeemed are made within seven business days after we receive a properly tendered request; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared. Additionally, we may suspend, defer, or delay payments as described on page 12.

                              DEATH BENEFIT AMOUNT

     The death benefit amount will be paid within seven days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described on page 12.

Death of Participant Before the Annuity Date

     If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant's purchase payments, less any withdrawals and withdrawal charges, or (2) the participant's account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death.

Death of Annuitant After the Annuity Date

     If an annuitant dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

     The following general tax discussion is not intended as tax advice. Participants should consult their own tax advisors about their circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

     The rules of the Internal Revenue Code of 1986, as amended (the "Code"), govern the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an "Eligible 457(b) Plan"). The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs. Taxes will be due on the amount of any distribution as it is paid to you. If the distribution is an "eligible rollover distribution" as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan. You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

     The Code limits distributions from a 457(b) plan. Distributions can only be made:

     o beginning with the calendar year in which the participant attains age 70 1/2;

     o    when a participant has a severance of employment;

     o    when a participant dies; or

     o when a participant is faced with an "unforeseeable emergency" (as defined in the plan, pursuant to the Code and Treasury Regulations).

     An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code. These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant's attainment of age 70 1/2 or the participant's retirement. The distributions are calculated based on the value of the participant's account and the participant's age.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity, and accident and health insurance business in forty-nine states and the District of Columbia.

     Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account C

     We established Separate Account C under Oklahoma insurance law on June 4, 2002 to hold the assets that underlie the 457(b) Group Variable Annuity. Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into 17 sub-accounts.

     We hold Separate Account C's assets in our name on behalf of Separate Account C, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains, and losses (realized or unrealized) that result from the Separate Account's assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses. We are obligated to pay all benefits and make all payments under the 457(b) Group Variable Annuity.

Underwriter

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account C's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                           Page

General Information and History of American Fidelity Assurance Company......1
Federal Tax Status..........................................................2
Purchase of Securities Being Offered........................................4
Fixed Annuity Payout........................................................4
Legal Opinions..............................................................4
Underwriter.................................................................4
Custodian and Independent Registered Public Accounting Firm.................4
Investment Consultant.......................................................4
Financial Statements........................................................5

------------------------                                        PLACE
------------------------                                        STAMP
------------------------                                         HERE





                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520



                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:


  457(b) Group Variable Annuity          Dreyfus Variable Investment Fund
  American Fidelity Dual Strategy        Dreyfus Investment Portfolios
    Fund, Inc. (R)
  American Century Variable              FAM Variable Series
    Portfolios, Inc.                        Funds, Inc.
  The Dreyfus Socially Responsible       Vanguard(R) Variable Insurance Fund
    Growth Fund, Inc.
  The Dreyfus Stock Index Fund, Inc.


Name     ________________________________________________________________
         (please print)
Address  ________________________________________________________________

         ________________________________________________________________

         ________________________________________________________________

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2006


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2006 for the 457(b) Group Variable Annuity.

     The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus,

         write to us at:                 call us at:           e-mail us at:
         P.O. Box 25520                (800) 662-1106      va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2006


                                TABLE OF CONTENTS

                                                                            Page

General Information and History of American Fidelity Assurance Company.......1
Federal Tax Status...........................................................2
Purchase of Securities Being Offered.........................................4
Fixed Annuity Payout.........................................................4
Legal Opinions...............................................................4
Underwriter..................................................................4
Custodian and Independent Registered Public Accounting Firm..................4
Investment Consultant........................................................4
Financial Statements.........................................................5

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2006

===============================================================================



                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

                               FEDERAL TAX STATUS

     NOTE: The following description is based on American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. You are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

     The Treasury Department has issued regulations (including Treas. Reg. ss. 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

     Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA, another governmental Section 457 plan in a direct rollover, or a governmental defined benefit plan to purchase permissive service credits. You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

     All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments that are not considered "eligible rollover distributions." The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution. Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed. Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

     There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over. Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department. An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an "eligible retirement plan" if the rollover is completed within 60 days of receipt of the eligible rollover distribution by the participant. An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income. Any federal income tax withheld will be applied against the participant's federal income tax liability for the year of distribution and is available for refund. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Penalty Tax on Distributions Attributed to Rollovers

     Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the 457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA, or a 403(b) plan if received by the participant before the age of 59 1/2 except by reason of death, disability, or as part of a series of payments for life or life expectancy or other exceptions which may apply.

                      PURCHASE OF SECURITIES BEING OFFERED

     American Fidelity Separate Account C offers the 457(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

                              FIXED ANNUITY PAYOUT

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected. The fixed annuity provides an annual guaranteed interest rate on all annuity options.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2003, 2004, and 2005 were $1,171.00, $ 1,710.00, and $8,536.00, respectively.

           CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The name and address of the person who maintains physical possession of the accounts, books, and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account C included in this Statement of Additional Information have been audited by KPMG LLP, independent registered public accounting firm, as set forth in its report appearing below. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              INVESTMENT CONSULTANT

     Asset Services Company, L.L.C., 5101 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account C and American Fidelity Assurance Company. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

     American Fidelity Assurance Company pays all of Asset Services' compensation for its services as consultant. Asset Services received $1,613.00, $0.00, and $0.00 for services performed with regard to Separate Account C in 2003, 2004, and 2005, respectively.

                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account C and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

                      AMERICAN FIDELITY SEPARATE ACCOUNT C

                              Financial Statements

                                December 31, 2005

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm



Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account C:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I. (formerly Small Cap Value, V.I.), Basic Value V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Capital Appreciation, AMT Balanced, AMT Growth, Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts of American Fidelity Separate Account C as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for the years ended December 31, 2005, 2004, 2003 and 2002. These financial statements and financial highlights are the responsibility of Account C's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2005 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for the years ended December 31, 2005, 2004, 2003, and 2002, in conformity with U.S. generally accepted accounting principles.


                                            KPMG LLP

January 20, 2006
Oklahoma City, Oklahoma

                                             AMERICAN FIDELITY SEPARATE ACCOUNT C
                                             Statements of Assets and Liabilities
                                                       December 31, 2005

                                                                     Segregated Subaccounts
                                          -----------------------------------------------------------------------------------
                                            Socially                     Growth         Small
                                          Responsible       Stock         and          Company    International   Technology
                                             Growth         Index        Income         Stock         Value         Growth
                                          ------------     --------     --------     -----------  -------------   -----------
Investments:
  Dreyfus Socially Responsible
   Growth Fund, Inc. (3,881 shares
   at net asset value of $26.08 per
   share) (cost $93,677)                  $    101,227
  Dreyfus Stock Index Fund (36,151
   shares at net asset value
   of $31.82 per share) (cost $1,073,668)                 1,150,305
  Dreyfus Variable Investment Funds:
   Growth and Income Portfolio (6,044
    shares at net asset value of
    $21.82 per share) (cost $122,385)                                   131,877
   Small Company Stock Portfolio (5,103
    shares at net asset value of $21.77
    per share) (cost $107,401)                                                         111,096
   International Value Portfolio (7,467
    shares at net asset value of $17.49
    per share) (cost $112,604)                                                                      130,594
  Dreyfus Investment Portfolios:
   Technology Growth Portfolio (6,414
    shares at net asset value of $9.05
    per share) (cost $53,666)                                                                                         58,048
                                           -----------    ---------   ---------     ----------   ----------       ----------
       Total assets                            101,227    1,150,305     131,877        111,096      130,594           58,048
       Total liabilities
                                           -----------    ---------   ---------     ----------   ----------       ----------
Net assets                                $    101,227    1,150,305     131,877        111,096      130,594           58,048
                                           ===========    =========   =========     ==========   ==========       ==========
Accumulation units outstanding                   7,787       80,858       9,796          6,960        7,865            4,902

Net asset value per unit                  $     13.000       14.226      13.463         15.963       16.604           11.843

See accompanying notes to financial statements.


                                        AMERICAN FIDELITY SEPARATE ACCOUNT C
                                        Statements of Assets and Liabilities
                                                  December 31, 2005
                                                                                   Segregated Subaccounts
                                                                           ----------------------------------------
                                                                                 Value
                                                                             Opportunities             Basic
                                                                                 V.I.               Value V.I.
                                                                           ------------------    ------------------
Investments:
     Merrill Lynch Variable Series Funds:
        Value Opportunities V.I. Fund  (25,489 shares at
           net asset value of $24.93 per share) (cost $652,296)         $         635,451
        Basic Value V.I. Fund (37,204 shares at net
           asset value of $14.77 per share) (cost $553,769)                                             549,504
                                                                           ------------------    ------------------
                 Total assets                                                     635,451               549,504
                 Total liabilities                                                     --                    --
                                                                           ------------------    ------------------
Net assets                                                              $         635,451               549,504
                                                                           ==================    ==================
Accumulation units outstanding                                                     36,503                36,213
Net asset value per unit                                                $          17.408                15.174

See accompanying notes to financial statements.


                                              AMERICAN FIDELITY SEPARATE ACCOUNT C
                                              Statements of Assets and Liabilities
                                                       December 31, 2005
                                                                         Segregated Subaccounts
                                           -----------------------------------------------------------------------------------
                                                              VP            VP                                         Dual
                                              VP            Capital     Income and        VP            VP           Strategy
                                           Balanced       Appreciation    Growth         Ultra     International       Fund
                                           ----------     ------------  ----------     ---------   -------------     ---------
Investments:
  American Century Variable Portfolios:
     VP Balanced (31,301 shares at net
      asset value of $7.50 per share)
      (cost $222,626)                      $ 234,759
     VP Capital and Appreciation (7,589
      shares at net asset value of $9.35
      per share) (cost $57,278)                             70,955
     VP Income and Growth (16,767 shares
      at net asset value of $7.51 per
      share) (cost $116,762)                                             125,921
     VP Ultra (11,667 shares at net asset
      value of $10.38 per share) (cost
      $113,482)                                                                        121,106
     VP International Value (5,277 shares
      at net asset value of $8.23 per
      share) (cost $37,055)                                                                           43,430
  American Fidelity Dual Strategy Fund, Inc. (33,732
     shares at net asset value of $10.36 per share)
     (cost $323,232)                                                                                               349,532
                                           ----------      -------       -------       -------       -------       -------
              Total assets                    234,759       70,955       125,921       121,106        43,430       349,532
              Total liabilities                    --           --            --            --            --            --
                                           ----------      -------       -------       -------       -------       -------
Net assets                                 $  234,759       70,955       125,921       121,106        43,430       349,532
                                           ==========      =======       =======       =======       =======       =======
Accumulation units outstanding                 17,427        4,589         8,937         9,396         2,880        26,626

Net asset value per unit                   $   13.471       15.462        14.090        12.889        15.079        13.127

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                Statements of Assets and Liabilities
                                                         December 31, 2005
                                                                                          Segregated Subaccounts
                                                                         ---------------------------------------------------------

                                                                             U.S.           Capital          AMT         AMT
                                                                         Government<F1>  Appreciation<F1>  Balanced<F1> Growth<F1>
                                                                         --------------  ----------------  ------------ ----------
Investments:
     Federated Insurance Series Trust:
        Federated Fund for U.S. Government Securities II (0 shares)   $          --
        Federated Fund Capital Appreciation Fund II
           (0 shares)                                                                             --
     Neuberger Berman Advisers Management Trust:
        AMT Balanced Portfolio (0 shares)                                                                        --
        AMT Growth Portfolio (0 shares)                                                                                       --
                                                                      -------------      -----------    -----------  -----------
                 Total assets                                                   --                --             --           --
                 Total liabilities                                              --                --             --           --
                                                                      -------------      -----------    -----------  -----------
Net assets                                                            $         --                --             --           --
                                                                      ============       ===========    ===========  ===========
Accumulation units outstanding                                                  --                --             --           --

Net asset value per unit                                              $         --                --             --           --

<F1>
     As of May 1, 2005 these segragated subaccounts are no longer investment options of the separate account and were closed as of
     July 25, 2005. See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                Statements of Assets and Liabilities
                                                          December 31, 2005
                                                                                         Segregated Subaccounts
                                                                      --------------------------------------------------------------
                                                                          Total Bond               VNG                VNG Small
                                                                         Market Index           Balanced               Company
                                                                     -------------------   ------------------    ------------------
Investments:
     Vanguard Total Bond Market Index (6,829 shares at net
        asset value of $11.21 per share) (cost $76,010)            $           76,550
     Vanguard Balanced (5,256 shares at net
        asset value of $19.04 per share) (cost $97,270)                                            100,066
     Vanguard Small Company (1,110 shares at net
        asset value of $19.61 per share) (cost $20,980)                                                                   21,767
                                                                      -------------------   ------------------    ------------------
                 Total assets                                                  76,550              100,066                21,767
                 Total liabilities
                                                                      -------------------   ------------------    ------------------
Net assets                                                         $           76,550              100,066                21,767
                                                                      ===================   ==================    ==================
Accumulation units outstanding                                                  7,708                9,565                 1,983
Net asset value per unit                                           $            9.931               10.462                10.974

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                      Statements of Operations
                                                          December 31, 2005
                                                                                  Segregated Subaccounts
                                                              -------------------------------------------------------------------
                                                               Socially               Growth     Small
                                                              Responsible   Stock      and      Company  International Technology
                                                                Growth      Index     Income     Stock       Value       Growth
                                                              -----------   ------  --------    -------  ------------   -------
Net investment income (loss):
  Investment income distribution from underlying
    mutual fund                                                 $    --     14,482     1,429         --         --            --
                                                                -------    -------   -------    -------    -------       -------
Less expenses:
  Mortality and risk                                                925     10,192     1,235        965      1,037           430
  Administration                                                    111      1,223       148        116        125            52
  Distribution                                                       75        815        99         77         83            34
                                                                -------    -------   -------    -------    -------       -------
    Total expenses                                                1,111     12,230     1,482      1,158      1,245           516
                                                                -------    -------   -------    -------    -------       -------
    Net investment income (loss)                                 (1,111)     2,252       (53)    (1,158)    (1,245)         (516)
                                                                -------    -------   -------    -------    -------       -------
Realized gains (losses) on investments:
  Realized gains distributions from underlying
    mutual fund                                                      --         --        --      2,709        851            --
                                                                -------    -------   -------    -------    -------       -------
  Proceeds from sales                                               644     31,939    15,514      4,260     11,072         2,718
  Cost of investments sold                                          646     30,892    15,278      4,436     10,471         2,676
                                                                -------    -------   -------    -------    -------       -------
                                                                     (2)     1,047       236       (176)       601            42
                                                                -------    -------   -------    -------    -------       -------
    Net realized gains (losses) on investments                       (2)     1,047       236      2,533      1,452            42
                                                                -------    -------   -------    -------    -------       -------
Unrealized appreciation (depreciation) on investments,
  end of year                                                     7,551     76,637     9,493      3,695     17,990         4,382
Unrealized appreciation (depreciation) on investments,
  beginning of year                                               3,650     42,500     6,988      3,800      7,450         1,170
                                                                -------    -------   -------    -------    -------       -------
    Change in unrealized appreciation
      (depreciation) on investments                               3,901     34,137     2,505       (105)    10,540         3,212
                                                                -------    -------   -------    -------    -------       -------
    Net increase in net assets
      from operations                                           $ 2,788     37,436     2,688      1,270     10,747         2,738
                                                                =======    =======   =======    =======    =======       =======

See accompanying notes to financial statements.


                                              AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                    Statements of Operations
                                                        December 31, 2005
                                                                                               Segregated Subaccounts
                                                                                       ----------------------------------------
                                                                                             Value
                                                                                         Opportunities             Basic
                                                                                              V.I.               Value V.I.
                                                                                       ------------------    ------------------
Net investment income (loss):
     Investment income distribution from underlying mutual fund                       $         1,673                 7,438
                                                                                       ------------------    ------------------
     Less expenses:
        Mortality and risk                                                                      6,182                 4,753
        Administration                                                                            742                   570
        Distribution                                                                              495                   380
                                                                                       ------------------    ------------------
                 Total expenses                                                                 7,419                 5,703
                                                                                       ------------------    ------------------
                 Net investment income (loss)                                                  (5,746)                1,735
                                                                                       ------------------    ------------------
Realized gains (losses) on investments:
     Realized gains distributions from underlying mutual fund                                  82,216                38,367
                                                                                       ------------------    ------------------
     Proceeds from sales                                                                       86,303                29,553
     Cost of investments sold                                                                  79,910                28,954
                                                                                       ------------------    ------------------
                                                                                                6,393                   599
                                                                                       ------------------    ------------------
                 Net realized gains (losses) on investments                                    88,609                38,966
Unrealized appreciation (depreciation) on investments, end of year                            (16,845)               (4,264)
Unrealized appreciation (depreciation) on investments, beginning of year                       11,368                23,120
                                                                                       ------------------    ------------------
                 Change in unrealized appreciation (depreciation) on investments              (28,213)              (27,384)
                                                                                       ------------------    ------------------
                 Net increase in net assets
                    from operations                                                   $        54,650                13,317
                                                                                       ==================    ==================

See accompanying notes to financial statements.


                                              AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                    Statements of Operations
                                                        December 31, 2005
                                                                                 Segregated Subaccounts
                                                         ---------------------------------------------------------------------
                                                                        VP           VP                                 Dual
                                                            VP        Capital    Income and     VP          VP        Strategy
                                                         Balanced   Appreciation   Growth      Ultra   International    Fund
                                                         --------   ------------ ----------  --------  ------------- ---------
Net investment income (loss):
  Investment income distribution from underlying
    mutual fund                                          $  2,032          --       1,261          --         212       4,049
                                                         --------    --------    --------    --------    --------    --------
Less expenses:
  Mortality and risk                                        2,051         607       1,108         930         330       3,374
  Administration                                              246          73         133         112          40         405
  Distribution                                                164          49          89          74          26         270
                                                         --------    --------    --------    --------    --------    --------
    Total expenses                                          2,461         729       1,330       1,116         396       4,049
                                                         --------    --------    --------    --------    --------    --------
    Net investment income (loss)                             (429)       (729)        (69)     (1,116)       (184)         --
                                                         --------    --------    --------    --------    --------    --------
Realized gains (losses) on investments:
  Realized gains distributions from underlying
    mutual fund                                                43          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Proceeds from sales                                       9,083          --         957       9,999         278      21,733
  Cost of investments sold                                  8,969          --         953       9,688         279      20,845
                                                         --------    --------    --------    --------    --------    --------
                                                              114          --           4         311          (1)        888
                                                         --------    --------    --------    --------    --------    --------
    Net realized gains (losses) on investments                157          --           4         311          (1)        888
Unrealized appreciation (depreciation) on investments,
  end of year                                              12,133      13,677       9,159       7,624       6,375      26,300
Unrealized appreciation (depreciation) on investments,
  beginning of year                                         5,173       2,773       5,698       4,369       2,119      17,817
                                                         --------    --------    --------    --------    --------    --------
    Change in unrealized appreciation
      (depreciation) on investments                         6,960      10,904       3,461       3,255       4,256       8,483
                                                         --------    --------    --------    --------    --------    --------
    Net increase in net assets
      from operations                                    $  6,688      10,175       3,396       2,450       4,071       9,371
                                                         ========    ========    ========    ========    ========    ========

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                      Statements of Operations
                                                          December 31, 2005
                                                                                              Segregated Subaccounts
                                                                              -----------------------------------------------------

                                                                                 U.S.         Capital         AMT           AMT
                                                                              Government    Appreciation     Balanced      Growth
                                                                                 <F1>           <F1>          <F1>          <F1>
                                                                              ----------    ------------    ---------    ---------
Net investment income (loss):
     Investment income distribution from underlying mutual fund                $  10,011             152           --           --
                                                                               ---------       ---------    ---------    ---------
     Less expenses:
        Mortality and risk                                                         1,770             103          135          117
        Administration                                                               212              12           16           14
        Distribution                                                                 142               9           11            9
                                                                               ---------       ---------    ---------    ---------
           Total expenses                                                          2,124             124          162          140
                                                                               ---------       ---------    ---------    ---------
           Net investment income (loss)                                            7,887              28         (162)        (140)
                                                                               ---------       ---------    ---------    ---------
Realized gains (losses) on investments:
     Realized gains distributions from underlying mutual fund
     Proceeds from sales                                                         295,277          18,584       26,987       24,278
     Cost of investments sold                                                    301,105          17,328       24,836       21,476
                                                                               ---------       ---------    ---------    ---------
                                                                                  (5,828)          1,256        2,151        2,802
                                                                               ---------       ---------    ---------    ---------
           Net realized gains (losses) on investments                             (5,828)          1,256        2,151        2,802
Unrealized appreciation (depreciation) on investments,
     end of year                                                                      --              --           --           --
Unrealized appreciation (depreciation) on investments,
     beginning of year                                                               504           1,201        1,036        1,359
                                                                               ---------       ---------    ---------    ---------
           Change in unrealized appreciation (depreciation) on investments         (504)         (1,201)      (1,036)      (1,359)
                                                                               ---------       ---------    ---------    ---------
           Net increase in net assets
              from operations                                                  $   1,555              83          953        1,303
                                                                               =========       =========    =========    =========

<F1>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of
     July 25, 2005.

See accompanying notes to financial statements.


                                       AMERICAN FIDELITY SEPARATE ACCOUNT C
                                             Statements of Operations
                                           Year ended December 31, 2005
                                                                          Segregated Subaccounts
                                                           ------------------------------------------------------
                                                             Total Bond                                Small
                                                            Market Index<F1>     Balanced<F1>         Company<F1>
                                                            ----------------     ------------         -----------
Net investment income (loss):
     Investment income distribution from underlying
        mutual fund                                              $    --                  --                  --
                                                                 -------             -------             -------
     Less expenses:
        Mortality and risk                                           372                 397                  76
        Administration                                                45                  47                   9
        Distribution                                                  30                  32                   6
                                                                 -------             -------             -------
                 Total expenses                                      447                 476                  91
                                                                 -------             -------             -------
                 Net investment income (loss)                       (447)               (476)                (91)
                                                                 -------             -------             -------
Realized gains (losses) on investments:
     Realized gains distributions
        from underlying mutual fund                                   --                  --                  --
                                                                 -------             -------             -------
     Proceeds from sales                                           1,129               1,700                 271
     Cost of investments sold                                      1,127               1,685                 262
                                                                 -------             -------             -------
                                                                       2                  15                   9
                                                                 -------             -------             -------
                 Net realized gains (losses) on investments            2                  15                   9
                                                                 -------             -------             -------
Unrealized appreciation (depreciation) on investments,
     end of year                                                     540               2,796                 787
Unrealized appreciation (depreciation) on investments,
     beginning of year                                                --                  --                  --
                                                                 -------             -------             -------
                 Change in unrealized appreciation
                    (depreciation) on investments                    540               2,796                 787
                                                                 -------             -------             -------
                 Net increase in net assets
                    from operations                              $    95               2,335                 705
                                                                 =======             =======             =======

<F1>
     These segregated subaccounts were added as investment options on May 1, 2005. See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Changes in Net Assets
                                                          December 31, 2005
                                                                                Segregated Subaccounts
                                                  ----------------------------------------------------------------------------------
                                                    Socially                     Growth        Small
                                                  Responsible      Stock           and        Company      International  Technology
                                                   Growth          Index         Income        Stock           Value        Growth
                                                  -----------    ---------     ----------    ----------    -------------  ----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                    $    (1,111)        2,252           (53)       (1,158)       (1,245)         (516)
  Net realized gains (losses) on investments               (2)        1,047           236         2,533         1,452            42
  Unrealized appreciation (depreciation)
   during the year                                      3,901        34,137         2,505          (105)       10,540         3,212
                                                   ----------    ----------    ----------    ----------    ----------    ----------
     Net increase in net
      assets from operations                            2,788        37,436         2,688         1,270        10,747         2,738
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Contract transactions:
  Net purchase payments received (note 3)              52,855       658,427        69,235        75,881        85,229        39,446
  Withdrawal of funds (notes 2 and 3)                  (3,132)      (61,080)      (17,306)       (5,011)      (11,832)       (3,156)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
      Net increase (decrease) in net assets
       from contract transactions                      49,723       597,347        51,929        70,870        73,397        36,290
                                                   ----------    ----------    ----------    ----------    ----------    ----------
      Increase (decrease) in net assets                52,511       634,783        54,617        72,140        84,144        39,028

Net assets, beginning of year                          48,716       515,522        77,260        38,956        46,450        19,020
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Net assets, end of year                            $  101,227     1,150,305       131,877       111,096       130,594        58,048
                                                   ==========    ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements.


                                  AMERICAN FIDELITY SEPARATE ACCOUNT C
                                  Statements of Changes in Net Assets
                                           December 31, 2005
                                                                           Segregated Subaccounts
                                                                     ---------------------------------
                                                                        Value
                                                                     Opportunities             Basic
                                                                          V.I.              Value V.I.
                                                                     -------------          ----------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                                      $  (5,746)                1,735
     Net realized gains (losses) on investments                           88,609                38,966
     Unrealized appreciation (depreciation) during the year              (28,213)              (27,384)
                                                                       ---------             ---------
                 Net increase in net assets from
                    operations                                            54,650                13,317
                                                                       ---------             ---------
Contact transactions:
     Net purchase payments received (note 3)                             344,014               332,493
     Withdrawal of funds (notes 2 and 3)                                (113,650)              (40,318)
                                                                       ---------             ---------
                 Net increase (decrease) in net assets from
                    contract transactions                                230,364               292,175
                                                                       ---------             ---------
                 Increase (decrease) in net assets                       285,014               305,492
Net assets, beginning of year                                            350,437               244,012
                                                                       ---------             ---------
Net assets, end of year                                                $ 635,451               549,504
                                                                       =========             =========

See accompanying notes to financial statements.


                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                Statements of Changes in Net Assets
                                                         December 31, 2005
                                                                                Segregated Subaccounts
                                                     ----------------------------------------------------------------------------
                                                                     VP            VP                                     Dual
                                                        VP         Capital      Income and      VP           VP         Strategy
                                                     Balanced    Appreciation     Growth       Ultra    International     Fund
                                                     --------    ------------   ----------  ---------   ------------- ----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $    (429)        (729)         (69)      (1,116)        (184)          --
  Net realized gains (losses) on investments               157           --            4          311           (1)         888
  Unrealized appreciation (depreciation)
   during the year                                       6,960       10,904        3,461        3,255        4,256        8,483
                                                     ---------    ---------    ---------    ---------    ---------    ---------
      Net increase in net assets
       from operations                                   6,688       10,175        3,396        2,450        4,071        9,371
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Contract transactions:
  Net purchase payments received (note 3)              156,494       31,179       70,709       83,924       25,107      175,492
  Withdrawal of funds (notes 2 and 3)                  (12,097)        (507)      (1,216)     (11,082)        (799)     (29,930)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
      Net increase (decrease) in net assets from
       contract transactions                           144,397       30,672       69,493       72,842       24,308      145,562
                                                     ---------    ---------    ---------    ---------    ---------    ---------
      Increase (decrease) in net assets                151,085       40,847       72,889       75,292       28,379      154,933
Net assets, beginning of year                           83,674       30,108       53,032       45,814       15,051      194,599
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net assets, end of year                              $ 234,759       70,955      125,921      121,106       43,430      349,532
                                                     =========    =========    =========    =========    =========    =========

See accompanying notes to financial statements.


                                             AMERICAN FIDELITY SEPARATE ACCOUNT C
                                              Statements of Changes in Net Assets
                                                       December 31, 2005
                                                                                    Segregated Subaccounts
                                                                   ----------------------------------------------------------
                                                                      U.S.          Capital            AMT            AMT
                                                                   Government     Appreciation      Balanced         Growth
                                                                      <F1>           <F1>             <F1>            <F1>
                                                                   ----------     ------------     ----------      ----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                   $   7,887              28            (162)           (140)
    Net realized gains (losses) on investments                        (5,828)          1,256           2,151           2,802
    Unrealized appreciation (depreciation)
       during the year                                                  (504)         (1,201)         (1,036)         (1,359)
                                                                   ---------       ---------       ---------       ---------
                Net increase in net assets
                   from operations                                     1,555              83             953           1,303
                                                                   ---------       ---------       ---------       ---------
Contract transactions:
    Net purchase payments received (note 3)                           87,094           5,585          12,835          11,482
    Withdrawal of funds (notes 2 and 3)                             (314,597)        (18,623)        (28,957)        (25,310)
                                                                   ---------       ---------       ---------       ---------
                Net increase (decrease) in net assets from
                   contract transactions                            (227,503)        (13,038)        (16,122)        (13,828)
                                                                   ---------       ---------       ---------       ---------
                Increase (decrease) in net assets                   (225,948)        (12,955)        (15,169)        (12,525)
Net assets, beginning of year                                        225,948          12,955          15,169          12,525
                                                                   ---------       ---------       ---------       ---------
Net assets, end of year                                            $      --              --              --              --
                                                                   =========       =========       =========       =========

<F1>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of July 25, 2005. See accompanying notes to financial statements.


                                     AMERICAN FIDELITY SEPARATE ACCOUNT C
                                      Statements of Changes in Net Assets
                                               December 31, 2005
                                                                             Segregated Subaccounts
                                                                 --------------------------------------------
                                                                   Total Bond         VNG         VNG Small
                                                                 Market Index<F1>  Balanced<F1>   Company<F1>
                                                                 ----------------  ------------   -----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                   $   (447)           (476)            (91)
    Net realized gains (losses) on investments                            2              15               9
    Unrealized appreciation (depreciation)
       during the year                                                  540           2,796             787
                                                                   --------        --------        --------
                Net increase in net assets
                   from operations                                       95           2,335             705
                                                                   --------        --------        --------
Contract transactions:
    Net purchase payments received (note 3)                          87,294         100,201          21,479
    Withdrawal of funds (notes 2 and 3)                             (10,839)         (2,470)           (417)
                                                                   --------        --------        --------
                Net increase (decrease) in net assets from
                   contract transactions                             76,455          97,731          21,062
                                                                   --------        --------        --------
                Increase (decrease) in net assets                    76,550         100,066          21,767

Net assets, beginning of year                                            --              --              --
                                                                   --------        --------        --------
Net assets, end of year                                            $ 76,550         100,066          21,767
                                                                   ========        ========        ========

<F1>
     These segregated subaccounts were added as investment options on May 1, 2005. See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Changes in Net Assets
                                                          December 31, 2004
                                                                                Segregated Subaccounts
                                                     ------------------------------------------------------------------------------
                                                       Socially                 Growth        Small
                                                     Responsible    Stock        and         Company    International   Technology
                                                       Growth       Index       Income        Stock          Value         Growth
                                                     -----------   --------    --------      --------   -------------   -----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         $   (250)      2,483          15          (306)          (11)         (140)
  Net realized gains (losses) on investments                 11          31          73         2,338           646            --
  Unrealized appreciation (depreciation)
   during the year                                        2,173      33,099       4,387         2,277         5,092         1,026
                                                       --------    --------    --------      --------      --------      --------
      Net increase in net
       assets from operations                             1,934      35,613       4,475         4,309         5,727           886
                                                       --------    --------    --------      --------      --------      --------
Contract transactions:
  Net purchase payments received (note 3)                31,712     403,234      53,014        27,873        29,123        15,037
  Withdrawal of funds (notes 2 and 3)                      (528)    (16,410)     (1,961)       (1,500)         (755)           --
                                                       --------    --------    --------      --------      --------      --------
      Net increase in net assets from
       contract transactions                             31,184     386,824      51,053        26,373        28,368        15,037
                                                       --------    --------    --------      --------      --------      --------
      Increase in net assets                             33,118     422,437      55,528        30,682        34,095        15,923
Net assets, beginning of year                            15,598      93,085      21,732         8,274        12,355         3,097
                                                       --------    --------    --------      --------      --------      --------
Net assets, end of year                                $ 48,716     515,522      77,260        38,956        46,450        19,020
                                                       ========    ========    ========      ========      ========      ========

See accompanying notes to financial statements.


                                  AMERICAN FIDELITY SEPARATE ACCOUNT C
                                   Statements of Changes in Net Assets
                                            December 31, 2004
                                                                       Segregated Subaccounts
                                                               ----------------------------------------
                                                                     Value
                                                                 Opportunities             Basic
                                                                     V.I.               Value V.I.
                                                               ------------------    ------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                                      $  (2,824)                  733
     Net realized gains (losses) on investments                           39,347                   413
     Unrealized appreciation (depreciation) during the year               (2,246)               15,830
                                                                       ---------             ---------
                 Net increase in net assets
                    from operations                                       34,277                16,976
                                                                       ---------             ---------
Contract transactions:
     Net purchase payments received (note 3)                             244,980               181,660
     Withdrawal of funds (notes 2 and 3)                                  (8,550)               (1,731)
                                                                       ---------             ---------
                 Net increase in net assets from
                    contract transactions                                236,430               179,929
                                                                       ---------             ---------
                 Increase in net assets                                  270,707               196,905
Net assets, beginning of year                                             79,730                47,107
                                                                       ---------             ---------
Net assets, end of year                                                $ 350,437               244,012
                                                                       =========             =========

See accompanying notes to financial statements.


                                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Changes in Net Assets
                                                          December 31, 2004
                                                                               Segregated Subaccounts
                                                     ------------------------------------------------------------------------------
                                                                    VP             VP                                      Dual
                                                        VP        Capital      Income and      VP           VP           Strategy
                                                     Balanced   Appreciation     Growth       Ultra     International      Fund
                                                     --------   ------------   ----------   ---------   -------------   -----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $   (298)       (290)          (185)       (330)           (93)          (121)
  Net realized gains (losses) on investments                2          --             47          --              3              6
  Unrealized appreciation (depreciation)
   during the year                                      4,824       2,185          4,440       3,910          1,615         11,676
                                                     --------    --------       --------    --------       --------       --------
      Net increase in net assets
       from operations                                  4,528       1,895          4,302       3,580          1,525         11,561
                                                     --------    --------       --------    --------       --------       --------
Contract transactions:
  Net purchase payments received (note 3)              69,407      17,116         38,169      38,073          9,981        122,879
  Withdrawal of funds (notes 2 and 3)                    (139)       (100)        (1,376)        (25)           (75)        (1,395)
                                                     --------    --------       --------    --------       --------       --------
      Net increase in net assets from
       contract transactions                           69,268      17,016         36,793      38,048          9,906        121,484
                                                     --------    --------       --------    --------       --------       --------
      Increase in net assets                           73,796      18,911         41,095      41,628         11,431        133,045

Net assets, beginning of year                           9,878      11,197         11,937       4,186          3,620         61,554
                                                     --------    --------       --------    --------       --------       --------
Net assets, end of year                              $ 83,674      30,108         53,032      45,814         15,051        194,599
                                                     ========    ========       ========    ========       ========       ========

See accompanying notes to financial statements.


                             AMERICAN FIDELITY SEPARATE ACCOUNT C
                              Statements of Changes in Net Assets
                                       December 31, 2004
                                                                              Segregated Subaccounts
                                                          ---------------------------------------------------------------
                                                             U.S.           Capital              AMT                AMT
                                                          Government     Appreciation         Balanced            Growth
                                                          ----------     ------------         --------            ------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                          $   3,422               (91)                5               (88)
    Net realized gains (losses) on investments                  526                19                24                --
    Unrealized appreciation (depreciation)
       during the year                                         (121)              701               900             1,334
                                                          ---------         ---------         ---------         ---------
                Net increase in net assets
                   from operations                            3,827               629               929             1,246
                                                          ---------         ---------         ---------         ---------
Contract transactions:
    Net purchase payments received (note 3)                 130,057             8,701            12,572            10,129
    Withdrawal of funds (notes 2 and 3)                     (14,060)             (678)           (1,265)               --
                                                          ---------         ---------         ---------         ---------
                Net increase in net assets from
                   contract transactions                    115,997             8,023            11,307            10,129
                                                          ---------         ---------         ---------         ---------
                Increase in net assets                      119,824             8,652            12,236            11,375
Net assets, beginning of year                               106,124             4,303             2,933             1,150
                                                          ---------         ---------         ---------         ---------
Net assets, end of year                                   $ 225,948            12,955            15,169            12,525
                                                          =========         =========         =========         =========

See accompanying notes to financial statements


                                                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                              Financial Highlights
                                                                  December 31
                                                                               Socially Responsible Growth
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                               $       101,227             48,716             15,598                539
Accumulation unit value                                  $        13.000             12.736             12.173              9.799
Number of accumulation units outstanding                           7,787              3,825              1,281                 55
Investment income as a percent of average net assets               0.00%              0.65%              0.27%              0.45%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       2.07%              4.62%             24.23%             (30.00)%

                                                                                       Stock Index
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                               $     1,150,305            515,522             93,085              5,965
Accumulation unit value                                  $        14.226             13.794             12.656             10.008
Number of accumulation units outstanding                          80,858             37,373              7,355                596
Investment income as a percent of average net assets               1.79%              2.44%              1.87%              0.93%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       3.13%              8.99%            (26.46)%           (23.52)%

                                                                                    Growth and Income
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                               $       131,877             77,260             21,732                887
Accumulation unit value                                  $        13.463             13.223             12.490             10.016
Number of accumulation units outstanding                           9,796              5,843              1,740                 89
Investment income as a percent of average net assets               1.45%              1.54%              1.06%              0.45%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       1.82%              5.87%            (24.70)%           (26.44)%

                                                                                   Small Company Stock
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        111,096             38,956              8,274                658
Accumulation unit value                                 $         15.963             16.059             13.754              9.766
Number of accumulation units outstanding                           6,960              2,426                602                 68
Investment income as a percent of average net assets               0.00%              0.00%              0.05%              0.48%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                      (0.60)%            16.76%            (40.84)%           (20.91)%

                                                                                   International Value
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        130,594             46,450             12,355                906
Accumulation unit value                                 $         16.604             15.064             12.741              9.485
Number of accumulation units outstanding                           7,865              3,084                970                 96
Investment income as a percent of average net assets               0.00%              1.47%              1.87%              2.17%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                      10.22%             18.23%             34.33%            (13.53)%

                                                                                    Technology Growth
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $         58,048             19,020              3,097                 --
Accumulation unit value                                 $         11.843             11.583             11.704                 --
Number of accumulation units outstanding                           4,902              1,642                265                 --
Investment income as a percent of average net assets               0.00%              0.00%              0.00%                 --
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%                 --
Total return                                                       2.24%             (1.03)%            48.71%                 --

                                                                                 Value Opportunities V.I.
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        635,451            350,437             79,730              6,143
Accumulation unit value                                 $         17.408             16.009             14.134             10.040
Number of accumulation units outstanding                          36,503             21,889              5,641                612
Investment income as a percent of average net assets               0.34%              0.00%              0.15%              0.00%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       8.74%             13.27%            (40.78)%           (24.90)%

                                                                                     Basic Value V.I.
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        549,504            244,012             47,107              2,269
Accumulation unit value                                 $         15.174             14.964             13.676             10.421
Number of accumulation units outstanding                          36,213             16,307              3,445                218
Investment income as a percent of average net assets               1.96%              2.07%              2.40%              2.02%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       1.40%              9.42%             31.24%            (18.99)%

                                                                                       VP Balanced
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        234,759             83,674              9,878                988
Accumulation unit value                                 $         13.471             13.032             12.050              9.997
Number of accumulation units outstanding                          17,427              6,421                820                100
Investment income as a percent of average net assets               1.26%              0.73%              0.04%              0.00%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       3.37%              8.15%             20.54%            (10.91)%

                                                                                 VP Capital Appreciation
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $         70,955             30,108             11,197                 --
Accumulation unit value                                 $         15.462             12.859             12.133                 --
Number of accumulation units outstanding                           4,589              2,341                923                 --
Investment income as a percent of average net assets               0.00%              0.00%              0.00%                 --
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%                 --
Total return                                                      20.24%              5.98%             18.68%                 --

                                                                                   VP Income and Growth
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        125,921             53,032             11,937                434
Accumulation unit value                                 $         14.090             13.670             12.281              9.633
Number of accumulation units outstanding                           8,937              3,879                972                 45
Investment income as a percent of average net assets               1.44%              0.86%              0.29%              0.00%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       3.07%             11.31%             27.49%            (20.58)%

                                                                                         VP Ultra
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        121,106             45,814              4,186                429
Accumulation unit value                                 $         12.889             12.806             11.746              9.542
Number of accumulation units outstanding                           9,396              3,578                356                 45
Investment income as a percent of average net assets               0.00%              0.00%              0.00%              0.73%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       0.65%              9.02%             23.10%            (23.86)%

                                                                                     VP International
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $         43,430             15,051              3,620                547
Accumulation unit value                                 $         15.079             13.516             11.937              9.728
Number of accumulation units outstanding                           2,880              1,114                303                 56
Investment income as a percent of average net assets               0.80%              0.34%              0.45%              0.00%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                      11.56%             13.23%             22.71%             21.56%

                                                                                    Dual Strategy Fund
                                                         -------------------------------------------------------------------------
                                                              2005               2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        349,532            194,599             61,554              2,867
Accumulation unit value                                 $         13.127             12.856             12.065              9.768
Number of accumulation units outstanding                          26,626             15,137              5,102                294
Investment income as a percent of average net assets               1.50%              1.39%              2.03%              0.86%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       2.11%              6.56%             23.52%            (26.17)%

                                                                                     U.S. Government
                                                         -------------------------------------------------------------------------
                                                             2005<F2>             2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $            --             225,948            106,124              4,522
Accumulation unit value                                 $            --              10.391             10.181             10.096
Number of accumulation units outstanding                             --              21,744             10,424                448
Investment income as a percent of average net assets               4.90%              3.57%              1.13%              0.00%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       0.46%              2.06%              0.84%              7.42%

                                                                                   Capital Appreciation
                                                         -------------------------------------------------------------------------
                                                             2005<F2>             2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $            --              12,955              4,303                435
Accumulation unit value                                 $            --              12.483             11.800              9.662
Number of accumulation units outstanding                             --               1,038                365                 45
Investment income as a percent of average net assets               1.12%              0.41%              0.22%              0.00%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       0.19%              5.79%             22.13%            (24.10)%

                                                                                       AMT Balanced
                                                         -------------------------------------------------------------------------
                                                             2005<F2>             2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $            --              15,169              2,933                152
Accumulation unit value                                 $            --              12.042             11.183              9.748
Number of accumulation units outstanding                             --               1,260                262                 16
Investment income as a percent of average net assets               0.00%              1.54%              2.04%              0.00%
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%              1.50%
Total return                                                       3.27%              7.68%             14.72%            (18.39)%

                                                                                        AMT Growth
                                                         -------------------------------------------------------------------------
                                                             2005<F2>             2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $            --              12,525              1,150                 --
Accumulation unit value                                 $            --              12.296             10.705                 --
Number of accumulation units outstanding                             --               1,018                107                 --
Investment income as a percent of average net assets               0.00%              0.00%              0.00%                 --
Expenses as a percent of average net assets                        1.50%              1.50%              1.50%                 --
Total return                                                       5.12%             14.86%              7.05%                 --

                                                                                 Total Bond Market Index
                                                         -------------------------------------------------------------------------
                                                             2005<F3>            2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $         76,550                 --                --                  --
Accumulation unit value                                 $          9.931                 --                --                  --
Number of accumulation units outstanding                           7,708                 --                --                  --
Investment income as a percent of average net assets               0.00%                 --                --                  --
Expenses as a percent of average net assets                        1.50%                 --                --                  --
Total return                                                      (0.69)%                --                --                  --

                                                                                       VNG Balanced
                                                         -------------------------------------------------------------------------
                                                             2005<F3>            2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   ----------------
Net assets                                              $        100,066                 --                 --                 --
Accumulation unit value                                 $         10.462                 --                 --                 --
Number of accumulation units outstanding                           9,565                 --                 --                 --
Investment income as a percent of average net assets               0.00%                 --                 --                 --
Expenses as a percent of average net assets                        1.50%                 --                 --                 --
Total return                                                       4.62%                 --                 --                 --



                                                    AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                            Financial Highlights
                                                              December 31, 2005
                                                                                     VNG Small Company
                                                         --------------------------------------------------------------------------
                                                             2005<F3>            2004               2003               2002<F1>
                                                         ----------------   ----------------   ----------------   -----------------
Net assets                                              $         21,767                 --                 --                 --
Accumulation unit value                                 $         10.974                 --                 --                 --
Number of accumulation units outstanding                           1,983                 --                 --                 --
Investment income as a percent of average net assets               0.00%                 --                 --                 --
Expenses as a percent of average net assets                        1.50%                 --                 --                 --
Total return                                                       9.74%                 --                 --                 --

<F1>
     Investment income and expense ratios are annualized. The inception date of the separate account was June 4, 2002.
<F2>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of
     July 25, 2005. Investment income and expense ratios are annualized and total return is not annualized.
<F3>
     These segregated subaccounts were added as investment options on May 1, 2005. Investment income and expense ratios are annualized and total return is not annualized.


                      AMERICAN FIDELITY SEPARATE ACCOUNT C

                          Notes to Financial Statements

                                December 31, 2005


(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced on September 2, 2002.

          The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

          Effective May 1, 2005, Account C added Total Bond Market, VNG Balanced, and VNG Small Company segregated subaccounts as options available to the contract owners. Further, as of May 1, 2005 U.S. Government Capital Appreciation, AMT Balanced, and AMT Growth are no longer available as investment options and were closed as of July 25, 2005.

          One of Account C's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

     (b)  Investments

          Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

     (c)  Income Taxes

          Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account C's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account C will not be taxed as a "regulated investment company" under subchapter M of the Code.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

          If additional reserves are required, AFA reimburses Account C. At December 31, 2005, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2005.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum).

     During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                                 December 31, 2005
                                                               Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                 Socially                                     Small
                                Responsible      Stock         Growth        Company      International  Technology
                                   Growth        Index       and Income       Stock          Value         Growth
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year    3,825        37,373         5,843          2,426         3,084          1,642
    Increase for purchase payments
      received                        4,210        47,890         5,305          4,863         5,588          3,546
    Decrease for withdrawal of funds   (248)       (4,405)       (1,352)          (329)         (807)          (286)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year          7,787        80,858         9,796          6,960         7,865          4,902
                                ============= =============  ============  =============  ============  =============


                                                                                       December 31, 2005
                                                                                    Segregated Subaccounts
                                                                            -----------------------------------------
                                                                                  Value
                                                                              Opportunities             Basic
                                                                                   V.I.               Value V.I.
                                                                            -------------------   -------------------
Accumulation units:
     Outstanding, beginning of year                                                  21,889                16,307
     Increase for purchase payments received                                         21,358                22,680
     Decrease for withdrawal of funds                                                (6,744)               (2,774)
                                                                            -------------------   -------------------
     Outstanding, end of year                                                        36,503                36,213
                                                                            ===================   ===================


                                                                 December 31, 2005
                                                               Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                                   VP            VP                                         Dual
                                     VP         Capital        Income           VP            VP          Strategy
                                  Balanced    Appreciation   and Growth       Ultra       International     Fund
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year    6,421         2,341         3,879          3,578         1,114         15,137
    Increase for purchase payments
      received                       11,930         2,284         5,147          6,720         1,824         13,841
    Decrease for withdrawal of funds   (924)          (36)          (89)          (902)          (58)        (2,352)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year         17,427         4,589         8,937          9,396         2,880         26,626
                                ============= =============  ============  =============  ============  =============


                                                                        December 31, 2005
                                                                      Segregated Subaccounts
                                              -----------------------------------------------------------------------
                                                   U.S. Capital AMT AMT
                                                Government<F1> Appreciation<F1>
                                                Balanced<F1> Growth<F1>
                                              ----------------  ----------------  ----------------   ----------------
Accumulation units:
    Outstanding, beginning of year                   21,744             1,038             1,260              1,018
    Increase for purchase payments
       received                                       8,351               456             1,080                946
    Decrease for withdrawal of funds                (30,095)           (1,494)           (2,340)            (1,964)
                                              ----------------  ----------------  ----------------   ----------------
    Outstanding, end of year                             --                --                --                 --
                                              ================  ================  ================   ================

<F1>
     As of May 1, 2005 these segregated subaccounts are no longer investment options of the separate account and were closed as of July 25, 2005.


                                                                              December 31, 2005
                                                                           Segregated Subaccounts
                                                      ------------------------------------------------------------------
                                                           Total Bond                   VNG              VNG Small
                                                         Market Index<F1>            Balanced<F1>        Company<F1>
                                                      ----------------------   -------------------   -------------------
Accumulation units:
     Outstanding, beginning of year                                   --                    --                    --
     Increase for purchase payments
        received                                                   8,799                 9,806                 2,021
     Decrease for withdrawal of funds                             (1,091)                 (241)                  (38)
                                                      ----------------------   -------------------   -------------------
     Outstanding, end of year                                      7,708                 9,565                 1,983
                                                      ======================   ===================   ===================

<F1>
     These segregated subaccounts were added as investment options on May 1, 2005.


                                                                 December 31, 2004
                                                               Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                 Socially                                     Small
                                Responsible      Stock         Growth        Company      International  Technology
                                   Growth        Index       and Income       Stock          Value         Growth
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year    1,281         7,355         1,740            602           970            265
    Increase for purchase payments
      received                        2,587        31,306         4,256          1,932         2,172          1,377
    Decrease for withdrawal of funds    (43)       (1,288)         (153)          (108)          (58)            --
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year          3,825        37,373         5,843          2,426         3,084          1,642
                                ============= =============  ============  =============  ============  =============


                                                                                       December 31, 2004
                                                                                     Segregated Subaccounts
                                                                            -----------------------------------------
                                                                                  Value
                                                                              Opportunities             Basic
                                                                                   V.I.               Value V.I.
                                                                            -------------------   -------------------
Accumulation units:
     Outstanding, beginning of year                                                   5,641                 3,445
     Increase for purchase payments received                                         16,829                12,984
     Decrease for withdrawal of funds                                                  (581)                 (122)
                                                                            -------------------   -------------------
     Outstanding, end of year                                                        21,889                16,307
                                                                            ===================   ===================


                                                                 December 31, 2004
                                                               Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                                   VP            VP                                         Dual
                                     VP         Capital        Income           VP            VP          Strategy
                                  Balanced    Appreciation   and Growth       Ultra       International     Fund
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year      820           923           972            356           303          5,102
    Increase for purchase payments
      received                        5,612         1,426         3,015          3,224           816         10,150
    Decrease for withdrawal of funds    (11)           (8)         (108)            (2)           (5)          (115)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year          6,421         2,341         3,879          3,578         1,114         15,137
                                ============= =============  ============  =============  ============  =============


                                                                        December 31, 2004
                                                                      Segregated Subaccounts
                                              -----------------------------------------------------------------------
                                                   U.S.              Capital           AMT                AMT
                                                Government        Appreciation       Balanced           Growth
                                              ----------------  ----------------  ----------------   ----------------
Accumulation units:
    Outstanding, beginning of year                   10,424               365               262                107
    Increase for purchase payments
       received                                      12,690               732             1,110                911
    Decrease for withdrawal of funds                 (1,370)              (59)             (112)                --
                                              ----------------  ----------------  ----------------   ----------------
    Outstanding, end of year                         21,744             1,038             1,260              1,018
                                              ================  ================  ================   ================


                                                                            December 31, 2004
                                                                          Segregated Subaccounts
                                                      ---------------------------------------------------------------
                                                          Total Bond               VNG                VNG Small
                                                         Market Index            Balanced              Company
                                                      -------------------   -------------------   -------------------
Accumulation units:
     Outstanding, beginning of year                                --                     --                     --
     Increase for purchase payments
        received                                                   --                     --                     --
     Decrease for withdrawal of funds                              --                     --                     --
                                                      -------------------   -------------------   -------------------
     Outstanding, end of year                                      --                     --                     --
                                                      ===================   ===================   ===================

                        AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                         December 31, 2005 and 2004 and
                       Each of the Years in the Three-Year
                         Period Ended December 31, 2005

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm



Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1(o) to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments, effective October 1, 2003.


                                            KPMG LLP

March 31, 2006
Oklahoma City, Oklahoma

                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                     AND SUBSIDIARIES

                                                Consolidated Balance Sheets

                                                December 31, 2005 and 2004
                                         (In thousands, except per share amounts)
                                    Assets                            2005                  2004
                                                                ------------------    ------------------
Investments:
     Fixed maturities, at fair value
        (amortized cost of $1,546,782 and $1,407,693
        in 2005 and 2004, respectively)                        $        1,542,281             1,439,112
     Equity securities, at fair value:
        Preferred stocks (cost of $10,012 and $6,925 in
           2005 and 2004, respectively)                                    10,368                 7,328
        Common stocks (cost of $23,884 and $21,474 in
           2005 and 2004, respectively)                                    26,052                22,718
     Trading investments                                                  591,956               565,825
     Mortgage loans on real estate, net                                   299,087               269,231
     Investment real estate, at cost (less accumulated
        depreciation of $13 and $11 in 2005 and 2004,
        respectively)                                                       4,129                 4,131
     Policy loans                                                          27,987                27,555
     Short-term and other investments                                      48,497                55,352
                                                                ------------------    ------------------
                                                                        2,550,357             2,391,252
                                                                ------------------    ------------------
Cash                                                                       14,865                21,573
Accrued investment income                                                  23,402                21,714
Accounts receivable:
     Uncollected premiums                                                  53,627                64,104
     Reinsurance receivable                                               749,059               740,472
     Other                                                                  7,666                10,961
                                                                ------------------    ------------------
                                                                          810,352               815,537
Deferred policy acquisition costs                                         345,587               321,554
Other assets                                                                4,552                 6,242
Separate account assets                                                   302,544               292,060
                                                                ------------------    ------------------
                 Total assets                                  $        4,051,659             3,869,932
                                                                ==================    ==================


                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                     AND SUBSIDIARIES

                                                Consolidated Balance Sheets

                                                December 31, 2005 and 2004
                                        (In thousands, except per share amounts)
                     Liabilities and Stockholder's Equity              2005                  2004
                                                                -------------------   -------------------
Policy liabilities:
     Reserves for future policy benefits:
        Life and annuity                                       $           807,571               799,489
        Accident and health                                                311,950               289,523
     Unearned premiums                                                       2,929                 2,827
     Benefits payable                                                       85,964                78,288
     Funds held under deposit administration contracts                     726,460               674,529
     Other policy liabilities                                              135,829               131,519
                                                                -------------------   -------------------
                                                                         2,070,703             1,976,175
                                                                -------------------   -------------------
Other liabilities:
     Funds withheld under reinsurance contract                             580,823               549,886
     Derivative in funds withheld under reinsurance contract                33,704                41,014
     Net deferred income tax liability                                      68,230                81,302
     General expenses, taxes, licenses and fees payable,
        and other liabilities                                               95,130               105,609
                                                                -------------------   -------------------
                                                                           777,887               777,811
Notes payable                                                              505,072               434,214
Separate account liabilities                                               302,544               292,060
                                                                -------------------   -------------------
                 Total liabilities                                       3,656,206             3,480,260
                                                                -------------------   -------------------
Stockholder's equity:
     Common stock, par value $10 per share. 250,000
        shares authorized, issued, and outstanding                           2,500                 2,500
     Additional paid-in capital                                             31,538                31,538
     Accumulated other comprehensive (loss) income                          (1,283)               21,490
     Retained earnings                                                     362,698               334,144
                                                                -------------------   -------------------
                 Total stockholder's equity                                395,453               389,672
Commitments and contingencies (notes 9, 11, 12, and 14)
                                                                -------------------   -------------------
                 Total liabilities and stockholder's equity    $         4,051,659             3,869,932
                                                                ===================   ===================

See accompanying notes to consolidated financial statements.


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                               Consolidated Statements of Income

                                         Years ended December 31, 2005, 2004, and 2003
                                           (In thousands, except per share amounts)
                                                                           2005               2004                2003
                                                                      ----------------   ----------------    ----------------
Revenues:
     Premiums:
        Life and annuity                                             $         27,827             28,473              29,472
        Accident and health                                                   410,534            406,899             385,020
                                                                      ----------------   ----------------    ----------------
                                                                              438,361            435,372             414,492
     Net investment income                                                     76,013             82,424             111,190
     Other income, net                                                         29,143             32,146              30,599
                                                                      ----------------   ----------------    ----------------
                 Total revenues                                               543,517            549,942             556,281
                                                                      ----------------   ----------------    ----------------
Benefits:
     Benefits paid or provided:
        Life and annuity                                                       20,380             23,420              27,619
        Accident and health                                                   216,267            215,248             205,351
     Interest credited to funded contracts                                     32,820             30,129              28,613
     Increase (decrease) in reserves for future policy benefits:
        Life and annuity (net of increase in reinsurance
           reserves ceded of $8,131, $43,469, and $34,631 in
           2005, 2004, and 2003, respectively)                                    (49)              (336)               (991)
        Accident and health (net of [decrease] increase in
           reinsurance reserves ceded of $[4,574], $[17,666],
           and $10,706 in 2005, 2004, and 2003, respectively)                  27,001             17,378              15,673
     (Decrease) increase in fair value of derivative in funds
        withheld under reinsurance contract                                    (7,310)             3,826              (4,215)
                                                                      ----------------   ----------------    ----------------
                                                                              289,109            289,665             272,050
                                                                      ----------------   ----------------    ----------------
Expenses:
     Selling costs                                                            114,485            118,495             123,461
     Other operating, administrative, and general expenses                     87,053             86,942              76,521
     Taxes, other than federal income taxes, and licenses
        and fees                                                               14,398             14,221              12,720
     Increase in deferred policy acquisition costs                            (24,033)           (12,596)            (24,542)
                                                                      ----------------   ----------------    ----------------
                                                                              191,903            207,062             188,160
                                                                      ----------------   ----------------    ----------------
                 Total benefits and expenses                                  481,012            496,727             460,210
                                                                      ----------------   ----------------    ----------------
                 Income before income tax expense and cumulative
                    effect of change in accounting principle                   62,505             53,215              96,071
                                                                      ----------------   ----------------    ----------------
Income tax expense (benefit):
     Current                                                                   20,963             10,004              11,077
     Deferred                                                                    (802)             4,995              18,743
                                                                      ----------------   ----------------    ----------------
                                                                               20,161             14,999              29,820
                                                                      ----------------   ----------------    ----------------
     Income before cumulative effect of change in accounting
        principle                                                              42,344             38,216              66,251
Cumulative effect of change in accounting principle, net of
     deferred tax benefit of $14,491 (note 1)                                      --                 --             (26,912)
                                                                      ----------------   ----------------    ----------------
                 Net income                                          $         42,344             38,216              39,339
                                                                      ================   ================    ================
Basic net income per share before cumulative effect of
     change in accounting principle                                  $         169.38             152.86              265.00
Basic net income per share                                           $         169.38             152.86              157.36

See accompanying notes to consolidated financial statements.


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                        Consolidated Statements of Stockholder's Equity

                                         Years ended December 31, 2005, 2004, and 2003
                                                        (In thousands)
                                                                                               Accumulated
                                                            Additional                           other            Total
                                            Common           paid-in          Retained        comprehensive   stockholder's
                                             stock           capital          earnings       income (loss)       equity
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2002              $        2,500           29,276           284,721           47,053          363,550
Comprehensive income:
     Net income                                     --               --            39,339               --           39,339
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                      --               --                --          (30,231)         (30,231)
     Minimum pension liability
        adjustment, net of tax                      --               --                --            4,788            4,788
                                                                                                              --------------
     Comprehensive income                                                                                            13,896
Capital contribution                                --            2,262                --               --            2,262
Dividends paid                                      --               --           (13,398)              --          (13,398)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2003                       2,500           31,538           310,662           21,610          366,310
Comprehensive income:
     Net income                                     --               --            38,216               --           38,216
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                      --               --                --             (120)            (120)
                                                                                                              --------------
     Comprehensive income                                                                                            38,096
Dividends paid                                      --               --           (14,734)              --          (14,734)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2004                       2,500           31,538           334,144           21,490          389,672
Comprehensive income:
     Net income                                     --               --            42,344               --           42,344
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                      --               --                --          (22,773)         (22,773)
                                                                                                              --------------
     Comprehensive income                                                                                            19,571
Dividends paid                                      --               --           (13,790)              --          (13,790)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2005              $        2,500           31,538           362,698           (1,283)         395,453
                                         ==============    =============    ==============   ==============   ==============

See accompanying notes to consolidated financial statements.


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                             Consolidated Statements of Cash Flows

                                         Years ended December 31, 2005, 2004, and 2003
                                                        (In thousands)
                                                                       2005                  2004                  2003
                                                                -------------------   -------------------    ------------------
Cash flows from operating activities:
     Net income                                                $            42,344                38,216                39,339
                                                                -------------------   -------------------    ------------------
     Adjustments to reconcile net income to net cash
        provided by operating activities:
           Provision for depreciation                                            2                     2                     1
           Accretion of discount on investments                             (8,382)               (5,355)               (3,674)
           Realized gains on investments                                      (117)               (3,910)               (7,782)
           Net purchases, sales, and maturities of
              trading investments                                          (33,086)              (14,127)              (15,725)
           Increase in deferred policy acquisition costs                   (24,033)              (12,596)              (24,542)
           Increase in accrued investment income                            (1,688)                 (786)                  (29)
           Decrease (increase) in accounts receivable                        5,185               (31,616)              (39,802)
           Decrease in other assets, net of
              realized gains                                                 1,690                   220                 1,016
           Increase in policy liabilities                                   38,287                56,864                59,470
           Interest credited on deposit and other
              investment-type contracts                                     32,820                30,129                28,613
           Charges on deposit and other
              investment-type contracts                                    (10,777)              (12,724)              (11,921)
           Increase in general expenses, taxes, licenses
              and fees payable, funds withheld under
              reinsurance contract, and other liabilities                   20,458                38,558                34,915
           Cumulative effect of change in accounting principle                  --                    --                41,403
           (Decrease) increase in fair value of derivative in
              funds withheld under reinsurance contract                     (7,310)                3,826                (4,215)
           Transfer of securities available for sale to trading                 --                    --               (37,938)
           Net change in fair value of trading investments                   7,105                (3,851)                4,257
           Deferred income taxes                                              (802)                4,995                 4,252
                                                                -------------------   -------------------    ------------------
                 Total adjustments                                          19,352                49,629                28,299
                                                                -------------------   -------------------    ------------------
                 Net cash provided by operating activities                  61,696                87,845                67,638
                                                                -------------------   -------------------    ------------------
Cash flows from investing activities:
     Sale, maturity, or repayment of investments:
        Fixed maturities available for sale                                279,099               328,580               620,955
        Equity securities available for sale                                 5,948                 5,116                10,653
        Mortgage loans on real estate                                       27,520                25,252                23,649
     Net change in short-term and other investments,
        net of realized gains                                                4,552               (19,530)              (14,067)
     Purchase of investments:
        Fixed maturities available for sale                               (406,971)             (509,413)             (851,551)
        Equity securities available for sale                               (11,737)              (13,206)              (11,677)
        Mortgage loans on real estate                                      (57,649)              (55,957)              (39,688)
     Net change in policy loans                                               (432)                 (110)                 (631)
                                                                -------------------   -------------------    ------------------
                 Net cash used in investing activities                    (159,670)             (239,268)             (262,357)
                                                                -------------------   -------------------    ------------------


                                              AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES

                                             Consolidated Statements of Cash Flows

                                         Years ended December 31, 2005, 2004, and 2003
                                                        (In thousands)
                                                                       2005                  2004                  2003
                                                                -------------------   -------------------   -------------------
Cash flows from financing activities:
     Dividends paid to parent                                  $           (13,790)              (14,734)              (13,398)
     Capital contribution from parent                                           --                    --                 2,262
     Proceeds from notes payable                                            75,000               142,000               175,000
     Repayment of notes payable                                             (4,142)               (5,714)              (25,715)
     Deposits to deposit and other
        investment-type contracts                                           98,454                90,678                87,426
     Withdrawals from deposit and other
        investment-type contracts                                          (64,256)              (60,573)              (50,831)
                                                                -------------------   -------------------   -------------------
              Net cash provided by financing activities                     91,266               151,657               174,744
                                                                -------------------   -------------------   -------------------
              Net (decrease) increase in cash                               (6,708)                  234               (19,975)
Cash, beginning of year                                                     21,573                21,339                41,314
                                                                -------------------   -------------------   -------------------
Cash, end of year                                              $            14,865                21,573                21,339
                                                                ===================   ===================   ===================
Supplemental disclosure of cash flow information:
     Cash paid during the year for:
        Interest on notes payable                              $            16,084                12,671                 9,722
        Federal income taxes, net of refunds received                       14,010                11,000                 7,460
Supplemental disclosure of noncash investing activities:
     Change in net unrealized holding gain on investment
        available for sale, net of deferred tax benefit
        of $12,270, $65, and $16,279 in 2005, 2004,
        and 2003, respectively                                             (22,773)                 (120)              (30,231)
     Minimum pension liability adjustment, net of
        deferred tax expense of $2,579                                          --                    --                 4,788
     Transfer of available for sale investments to trading,
        with an unrealized holding gain of $37,938                              --                    --               492,878

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003



(1)  Business Description and Significant Accounting Policies

     (a)  Business

          American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 34% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 330 salaried managers and agents, and over 8,800 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through the internet and through independent brokers.

     (b)  Basis of Presentation and Principles of Consolidation

          The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  Use of Estimates

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  Investments

          Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company's investments are classified as available for sale or trading.

          The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company does not invest in any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  Recognition of Premium Revenue and Costs

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  Policy Acquisition Costs

          The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  Policy Liabilities

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable are discounted at 6% at December 31, 2005 and 2004. The group disability reserves for benefits payable are discounted at 6.75% and 6.5% at December 31, 2005 and 2004, respectively. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  Reinsurance

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

     (i)  Income Taxes

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  Equipment

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

     (k)  Separate Accounts

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 17 segregated subaccounts for Account B and the 17 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

     (l)  Basic Net Income Per Share

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2005, 2004, and 2003, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

     (m)  Reclassifications

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  Comprehensive Income

          The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder's equity.

     (o)  New Accounting Pronouncements

          In September 2005, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs and unearned inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

          On April 2, 2003, the Financial Accounting Standards Board (FASB) cleared SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. The Company's funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The effective date of the implementation guidance in the Statement is the first day of the first quarter beginning after September 15, 2003.

          The fair value of the embedded derivative at the date of adoption of the Statement on October 1, 2003 created a loss of approximately $26,912,000, net of taxes of approximately $14,491,000 and this has been accounted for as a cumulative effect of a change in accounting principle. The (decrease) increase in the embedded derivative for the year ended December 31, 2005 and 2004 and from October 1, 2003 to December 31, 2003 of approximately $(7,310,000), $3,826,000, and
          $(4,215,000), respectively, are included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract. Additionally, the Statement allowed for companies that have ceded insurance under existing reinsurance arrangements to reclassify investment securities from available for sale into trading, without calling into question the intent of those companies to hold other investment securities as available for sale; however, those "taint-free" reclassifications are limited to the amount and type of securities related to the embedded derivative that is being newly accounted for as a derivative in conjunction with the initial application of the Statement. The Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000. The unrealized gain at the date of the transfer of approximately $37,938,000 was recognized in earnings and is included in net investment income in the consolidated statements of income.

          The following compares reported net income for 2003 to pro forma net income, assuming the provisions of the Statement were in effect for all years presented (in thousands):

                                               2003
                                        -------------------
      Net income, as reported          $            39,339
                                        ===================
      Pro forma net income             $            42,907
                                        ===================


          In December 2003, the FASB issued FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46R), which addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. FIN 46R replaces FASB Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51, which was issued January 2003. The Company applied the revised Interpretation immediately to all entities created after December 31, 2003, and to all other entities as of January 1, 2005. The application of FIN 46R did not have a material effect on the Company's financial statements and no consolidation or disclosure was required.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. This statement was adopted by the Company on January 1, 2004. The adoption of SOP 03-1 did not have a material effect on the results of operations or financial condition of the Company.

          In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity. This Statement establishes standards for the classification and measurement of certain financial instruments with characteristics of both liabilities and equity. The Statement also includes required disclosures for financial instruments within its scope. For the Company, the Statement was effective as of January 1, 2004, except for mandatorily redeemable financial instruments. For certain mandatorily redeemable financial instruments, the Statement will be effective for the Company on January 1, 2005. The effective date has been deferred indefinitely for certain other types of mandatorily redeemable financial instruments. The Company currently does not have any financial instruments that are within the scope of this Statement.

(2)  Statutory Financial Information

     The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2005, 2004, and 2003 of approximately $19,507,000, $25,580,000, and $19,646,000, respectively. The Company reported statutory capital and surplus at December 31, 2005 and 2004 of approximately $184,625,000 and $176,508,000, respectively.

     Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

     The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

     The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital
     (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

     At December 31, 2005 and 2004, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)  Investments

     Investment income for the years ended December 31 is summarized below (in thousands):

                                                       2005            2004            2003
                                                 -------------   -------------   -------------
Interest on fixed maturities                    $     116,481         106,647          97,146
Dividends on equity securities                            623             475           1,238
Interest on mortgage loans                             21,559          19,800          19,038
Investment real estate income                               5               5               5
Interest on policy loans                                2,752           2,389           1,991
Interest on short-term investments                      1,144              85              15
Net realized gains                                        117           3,910           7,782
Unrealized holding gain on transfer of
     investments available for sale to trading             --              --          37,938
Change in fair value of trading investments            (7,105)          3,851          (4,257)
Other                                                   1,058             405              90
                                                 -------------   -------------   -------------
                                                      136,634         137,567         160,986
Less reinsurance allowance for investment
     income under funds withheld arrangement
     (note 12)                                        (35,996)        (34,667)        (33,385)
Less investment expenses                              (24,625)        (20,476)        (16,411)
                                                 -------------   -------------   -------------
                 Net investment income          $      76,013          82,424         111,190
                                                 =============   =============   =============


     Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                           2005                        2004                         2003
                                ---------------------------  ---------------------------  ---------------------------
                                  Realized     Unrealized     Realized      Unrealized     Realized      Unrealized
                                ------------- -------------  ------------  -------------  ------------  -------------
Fixed maturities available
  for sale                     $      2,835        (35,920)       1,442          (1,354)       3,823         (46,276)
Equity securities available
  for sale                             (292)           877          366           1,169          417            (234)
Trading securities                      150         (7,105)         440           3,851           27          33,681
Mortgage loans                         (273)            --         (232)             --         (405)             --
Short-term and other                 (2,303)            --        1,894              --        3,920              --
                                ------------- -------------  ------------  -------------  ------------  -------------
                               $        117        (42,148)       3,910           3,666        7,782         (12,829)
                                ============= =============  ============  =============  ============  =============


     Included in the above realized gains (losses) is the (increase) decrease in the allowance for possible losses on mortgage loans of $(273,000), $50,000, and $(405,000) in 2005, 2004, and 2003, respectively.

     The gross unrealized holding gains on equity securities available for sale were approximately $2,737,000 and $1,726,000 in 2005 and 2004, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $213,000 and $79,000 in 2005 and 2004, respectively.

     The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                                December 31, 2005
                                  ----------------------------------------------------------------------------
                                                           Gross              Gross
                                                         unrealized         unrealized
                                     Amortized            holding            holding            Estimated
                                        cost               gains              losses            fair value
                                  -----------------   -----------------  -----------------   -----------------
U.S. Treasury securities         $           3,146                  60                (38)              3,168
Obligations of U.S. government
     sponsored agencies                    301,546               1,886             (4,571)            298,861
States and territories                      14,277                 396                (94)             14,579
Corporate securities                       545,859              15,724             (5,998)            555,585
Mortgage-backed securities                 681,954               3,148            (15,014)            670,088
                                  -----------------   -----------------  -----------------   -----------------
                 Total           $       1,546,782              21,214            (25,715)          1,542,281
                                  =================   =================  =================   =================


                                                                December 31, 2004
                                   ----------------------------------------------------------------------------
                                                            Gross              Gross
                                                          unrealized         unrealized
                                      Amortized            holding            holding            Estimated
                                         cost               gains              losses            fair value
                                   -----------------   -----------------  -----------------   -----------------
U.S. Treasury securities          $           3,430                  76                 --               3,506
Obligations of U.S. government
     sponsored agencies                     269,465               3,003             (2,408)            270,060
States and territories                       13,976                 345               (109)             14,212
Corporate securities                        483,262              23,932             (1,823)            505,371
Mortgage-backed securities                  637,560              12,489             (4,086)            645,963
                                   -----------------   -----------------  -----------------   -----------------
                 Total            $       1,407,693              39,845             (8,426)          1,439,112
                                   =================   =================  =================   =================


     The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2005 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized         Estimated
                                                  cost            fair value
                                            ---------------   ----------------
Due in one year or less                    $        77,619             77,194
Due after one year through five years              149,682            149,485
Due after five years through ten years             269,219            271,537
Due after ten years                                368,308            373,977
                                            ---------------   ----------------
                                                   864,828            872,193
Mortgage-backed securities                         681,954            670,088
                                            ---------------   ----------------
                 Total                     $     1,546,782          1,542,281
                                            ===============   ================


     Proceeds from sales of investments in fixed maturities available for sale were approximately $70,260,000, $113,095,000, and $119,920,000 in 2005,
     2004, and 2003, respectively. Gross gains of approximately $4,282,000, $2,758,000, and $4,514,000 and gross losses of approximately $1,769,000, $1,724,000, and $3,020,000 were realized on those sales in 2005, 2004, and 2003, respectively. In addition, the Company realized net gains of approximately $322,000, $408,000, and $2,329,000 during 2005, 2004, and
     2003, respectively, on investments in fixed maturities that were called or prepaid.

     The Company's common stock consists of holdings in banks and trust and insurance companies, primarily in Federal Home Loan Bank common stock.

     At October 1, 2003, the Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000 to trading (note 1(o)). The unrealized gain at the date of transfer of approximately $37,938,000 is included in net investment income.

     At December 31, 2005 and 2004, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $591,956,000 and $565,825,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2005 and 2004 were approximately $150,000 and $440,000, respectively, and are included in net investment income. Net unrealized holding gains on trading securities held at December 31, 2005 and 2004 were approximately $30,427,000 and $37,532,000, respectively.

     Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005, were as follows (in thousands):

                                    Less than 12 months          12 months or longer                Total
                                ---------------------------  ---------------------------  ---------------------------
                                               Unrealized                   Unrealized                   Unrealized
                                 Fair value      losses      Fair value       losses      Fair value       losses
                                ------------- -------------  ------------  -------------  ------------  -------------
U.S. Treasury securities       $      2,446            (38)          --              --        2,446             (38)
Obligations of U.S. government
    sponsored agencies               66,721           (993)     146,007          (3,578)     212,728          (4,571)
States and territories                   --             --        4,886             (94)       4,886             (94)
Corporate securities                185,852         (3,297)      71,310          (2,701)     257,162          (5,998)
Mortgage-backed securities          329,656         (7,803)     153,635          (7,211)     483,291         (15,014)
                                ------------- -------------  ------------  -------------  ------------  -------------
     Subtotal - debt securities     584,675        (12,131)     375,838         (13,584)     960,513         (25,715)
                                ------------- -------------  ------------  -------------  ------------  -------------
Preferred stocks                        820           (213)          --              --          820            (213)
                                ------------- -------------  ------------  -------------  ------------  -------------
     Subtotal - equity securities       820           (213)          --              --          820            (213)
                                ------------- -------------  ------------  -------------  ------------  -------------
     Total                     $    585,495        (12,344)     375,838         (13,584)     961,333         (25,928)
                                ============= =============  ============  =============  ============  =============


     The unrealized losses in U.S. Treasury securities and obligations of U.S. government sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

     The investment included in states and territories is a taxable municipal bond issued by the state of Illinois. The bond is high grade investment quality and has an unrealized loss due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold this investment until a market price recovery or maturity, this investment is not considered other than temporarily impaired.

     The investments included in corporate securities are comprised of corporate bonds and convertible bonds. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

     The investments included in mortgage-backed securities are comprised of U.S. government sponsored agency mortgage-backed securities, U.S. government sponsored agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are due to interest rate increases and not credit quality. The contractual cash flows of these securities are either a direct obligation of a U.S. government sponsored agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

     The investments included in preferred stock with unrealized losses are mainly convertible preferred stocks of industrial companies. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. The Company does not consider these investments to be other than temporarily impaired.

     Included in short-term and other investments at December 31, 2005 and 2004, respectively, are derivative instruments of approximately $12,115,000 and $11,906,000, which are carried at fair value. The net change in the fair value of these derivatives in 2005, 2004, and 2003 of approximately $(2,302,000), $1,894,000, and $4,331,000, respectively, before tax, is also reported as a realized (loss) gain in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

     At December 31, 2005 and 2004, investments with carrying values of approximately $2,675,000 and $2,691,000, respectively, were on deposit with state insurance departments as required by statute.

(4)  Fair Value of Financial Instruments

     A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                         2005                                2004
                                          ----------------------------------  -----------------------------------
                                             Carrying          Estimated         Carrying           Estimated
                                              amount          fair value          amount           fair value
                                          ----------------  ----------------  ----------------   ----------------
Financial assets:
    Cash                                 $       14,865            14,865            21,573             21,573
    Short-term and other investments             48,497            48,497            55,352             55,352
    Accounts receivable                          61,293            61,293            75,065             75,065
    Accrued investment income                    23,402            23,402            21,714             21,714
    Reinsurance receivables on paid
       and unpaid benefits                      749,059           749,059           740,472            740,472
    Policy loans                                 27,987            27,987            27,555             27,555
    Fixed maturities available for sale       1,542,281         1,542,281         1,439,112          1,439,112
    Equity securities available for sale         36,420            36,420            30,046             30,046
    Trading investments                         591,956           591,956           565,825            565,825
    Mortgage loans                              299,087           319,961           269,231            296,949
Financial liabilities:
    Certain policy liabilities                  776,825           774,124           729,260            725,628
    Derivative in funds withheld under
       reinsurance contract                      33,704            33,704            41,014             41,014
    Other liabilities                            95,130            95,130           105,609            105,609
    Notes payable                               505,072           494,518           434,214            441,014


     Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

     The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

     Policy Loans

     Policy loans have average interest yields of approximately 7.12% and 6.76% as of December 31, 2005 and 2004, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

     Fixed Maturities and Trading Investments

     The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

     Equity Securities

     The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

     Mortgage Loans

     Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 6.95% and 7.11% for December 31, 2005 and 2004, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market rates of 5.86% and 5.54% for December 31, 2005 and 2004, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

     Certain Policy Liabilities

     Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                  2005                                2004
                                    ----------------------------------  ----------------------------------
                                       Carrying          Estimated         Carrying          Estimated
                                        amount          fair value          amount          fair value
                                    ----------------  ----------------  ----------------  ----------------
                                            (In thousands)                      (In thousands)
Funds held under deposit
    administration contracts       $      726,460           722,351           674,529           669,228
Annuities                                  50,365            51,773            54,731            56,400


     Derivative in Funds Withheld under Reinsurance Contract

     The fair value of the Company's derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

     Notes Payable

     The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are at or near the carried rates because the notes have relatively short terms or carry the option of conversion to an adjustable rate.

     Limitations

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)  Deferred Policy Acquisition Costs

     Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

                                                  Life and        Accident and
                                                  annuity            health              Total
                                             ----------------   ----------------   ----------------
Year ended December 31, 2005:
     Deferred costs                         $         14,219             60,102             74,321
     Amortization                                     (6,082)           (44,206)           (50,288)
                                             ----------------   ----------------   ----------------
                 Net increase               $          8,137             15,896             24,033
                                             ================   ================   ================
Year ended December 31, 2004:
     Deferred costs                         $         10,854             63,312             74,166
     Amortization                                    (10,981)           (50,589)           (61,570)
                                             ----------------   ----------------   ----------------
                 Net (decrease) increase    $           (127)            12,723             12,596
                                             ================   ================   ================
Year ended December 31, 2003:
     Deferred costs                         $         11,580             65,786             77,366
     Amortization                                    (11,579)           (41,245)           (52,824)
                                             ----------------   ----------------   ----------------
                 Net increase               $              1             24,541             24,542
                                             ================   ================   ================


(6)  Reserves for Future Policy Benefits

     Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

                                                                                    Interest
                                                    2005            2004          assumptions
                                              ---------------   -------------  -----------------
Life and annuity reserves:
     Issued prior to 1970                    $         3,186           3,271         4.75%
     Issued 1970 through 1980                         29,753          30,583     6.75% to 5.25%
     Issued after 1982 (indeterminate
        premium products)                                733             776    10.00% to 8.50%
     Issued through 1987 (acquired business)           1,207           1,212         11.00%
     Issued 1981-1994 (all other)                     37,398          37,606     8.50% to 7.00%
     Issued after 1994 (all other)                    32,388          45,329        Various
     Life contingent annuities                        34,891          35,275       Various<F1>
     Group term life waiver of premium
        disabled lives                                 8,935           9,233         6.00%
     Reserves acquired through assumption
        reinsurance agreement (note 12)              659,080         636,204     5.50% to 2.25%
                                              ---------------   -------------
                                             $       807,571         799,489
                                              ===============   =============

<F1>
     These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.


     Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)  Liability for Benefits Payable

     Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2005, 2004, and 2003 was (in thousands):

                                                      2005             2004              2003
                                                 -------------   --------------    --------------
Liability beginning of year, net of reinsurance $      70,465           51,227            45,610
Incurred related to:
     Current year                                     236,786          232,616           235,864
     Prior years                                         (139)           6,052            (2,894)
                                                 -------------   --------------    --------------
                 Total incurred                       236,647          238,668           232,970
Paid related to:
     Current year                                     131,921          131,317           122,399
     Prior years                                       95,892           88,113           104,954
                                                 -------------   --------------    --------------
                 Total paid                           227,813          219,430           227,353
                                                 -------------   --------------    --------------
Liability end of year, net of reinsurance       $      79,299           70,465            51,227
                                                 =============   ==============    ==============


     Reinsurance recoverables on paid losses were $6,665,000 and $7,823,000 at December 31, 2005 and 2004, respectively.

     The provision for benefits pertaining to prior years decreased approximately $139,000 in 2005 from the prior year estimate. This decrease is due to better than anticipated experience in the group medical and disability lines of business of approximately $3,500,000, a lengthening of claim lags in the cancer line of business that accounted for a shortfall of approximately $4,100,000, and better than expected experience in life claims of approximately $700,000. At year-end 2004, there was an increase in reserves relating to group medical due to backlog concerns and transition issues with a third party administrator. These concerns did not materialize to the extent we had anticipated. The provision for benefits pertaining to prior years increased approximately $6,052,000 in 2004 from the prior year estimate. Approximately $7,000,000 of the increase was due to less than favorable experience in the group disability and medical line. This was offset by approximately $500,000 better than expected experience in cancer claims and approximately $425,000 better than expected experience in life claims. The provision for benefits pertaining to prior years decreased approximately $2,900,000 in 2003 from the prior year estimate. This decrease is due to less than favorable experience in the group medical and disability line of business of approximately $1,975,000 and better than expected experience in the cancer line of business of approximately $4,800,000.

(8)  Notes Payable

     Notes payable as of December 31 are summarized as follows:

                                                                           2005                  2004
                                                                    -------------------   -------------------
                                                                                   (In thousands)
2.98% line of credit, due in 2006, interest due monthly            $         25,000                25,000
5.55% line of credit, due in 2008, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in February 2003 and quarterly thereafter                           6,500                 6,500
5.03% line of credit, due in 2008, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in September 2003 and quarterly thereafter                          5,000                 5,000
5.60% line of credit, due in 2009, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in October 2000 and quarterly thereafter                            5,000                 5,000
3.10% line of credit, due in 2009, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in November 2006                                                   10,000                10,000
2.73% line of credit, due in annual installments of
     $2,000,000 until maturity in 2009, interest due monthly                  8,000                10,000
2.74% line of credit, due in 2009, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in March 2005 and quarterly thereafter                             10,000                10,000
3.81% line of credit, due in 2009, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in May 2005 and quarterly thereafter                               12,000                12,000
4.04% line of credit, due in 2009, interest due monthly                       5,000                 5,000
6.19% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in February 2001 and quarterly thereafter                          10,000                10,000
6.61% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in June 2003 and quarterly thereafter                              10,000                10,000
6.33% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in April 2002 and quarterly thereafter                             15,000                15,000
6.87% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in May 2001 and quarterly thereafter                               15,000                15,000
6.31% line of credit, due in 2010, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in October 2003 and quarterly thereafter                           15,000                15,000
3.21% line of credit, due in annual installments of
     approximately  $1,428,571 until maturity in 2011,
     interest due monthly                                                     8,572                10,000
3.82% line of credit, due in 2012, interest due monthly,
     interest rate was subject to conversion to an adjustable
     rate in November 2003 and quarterly thereafter                          10,000                10,000
1.65% line of credit, due in 2013, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in June 2006 and quarterly thereafter                             150,000               150,000
5.87% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2006 and quarterly thereafter                               15,000                15,000
3.50% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2007                                                        25,000                25,000
2.60% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in March 2008                                                      10,000                10,000
2.23% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in March 2007                                                      10,000                10,000
3.91% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2008                                                        25,000                25,000
3.70% line of credit, due in 2014, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in November 2009                                                   25,000                25,000
4.27% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in April 2011                                                       5,000                     -
3.85% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in April 2008                                                       5,000                     -
3.53% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in April 2007 and quarterly thereafter                              5,000                     -
3.34% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2007 and quarterly thereafter                              10,000                      -
4.04% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2011                                                        5,000                      -
3.64% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in May 2008                                                         5,000                     -
4.36% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in July 2012                                                       20,000                     -
4.20% line of credit, due in 2015, interest due monthly,
     interest rate is subject to conversion to an adjustable
     rate in August 2011                                                     20,000                     -
Various notes payable, paid in 2004                                               -                   714
                                                                    -------------------   -------------------
                                                                   $        505,072               434,214
                                                                    ===================   ===================


     AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $505,072,000 and $434,214,000 at December 31, 2005 and 2004,
     respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $535,561,000 and $480,969,000 at December 31, 2005 and 2004, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at JP Morgan Chase Bank, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 259,127 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $25,913,000 at December 31, 2005.

     The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

     The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2005.

     Interest expense for the years ended December 31, 2005, 2004, and 2003 totaled approximately $16,474,000, $13,055,000, and $9,865,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

     Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2005 are as follows (in thousands):


       2006                     $     28,429
       2007                            3,428
       2008                           14,928
       2009                           45,429
       2010                           66,429
       Thereafter                    346,429
                                 ---------------
                                $    505,072
                                 ===============


(9)  Income Taxes

     Total 2005 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction and a tax-exempt interest adjustment related to prior years.

     Total 2004 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction and the tax exempt interest exclusion.

     The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                                2005               2004
                                                         ----------------   ----------------
Deferred tax assets:
     Other investments                                  $            808                999
     Life and health reserves                                     31,923             30,157
     Other liabilities and assets                                  5,016              4,792
     Derivative in funds withheld under reinsurance
        contract                                                  11,796             14,355
                                                         ----------------   ----------------
                 Total gross deferred tax assets                  49,543             50,303
                                                         ----------------   ----------------
Deferred tax liabilities:
     Fixed maturities                                            (10,113)           (26,605)
     Equity securities                                              (871)              (621)
     Deferred policy acquisition costs                           (92,452)           (86,860)
     Due and deferred premiums                                   (14,337)           (17,519)
                                                         ----------------   ----------------
                 Total gross deferred tax liabilities           (117,773)          (131,605)
                                                         ----------------   ----------------
                 Net deferred tax liability             $        (68,230)           (81,302)
                                                         ================   ================


     Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

     The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts payable includes income taxes payable of approximately $3,745,000 at December 31, 2005. Other accounts receivable includes income taxes receivable of approximately $3,208,000 at December 31, 2004.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). On January 1, 1984, the balance of the PSA account was fixed and only subject to taxation in the event amounts in the PSA account were distributed to shareholders, or if the balance of the account exceeded certain limitations prescribed by the IRS. On October 22, 2004, President Bush signed into law the American Jobs Creation Act of 2004. Included among the various provisions of the Act was a two-year suspension of the taxation on distributions of amounts from a company's Policyholder's Surplus Account and reordering rules for current distributions providing that distributions are deemed to reduce the existing PSA balance before reducing amounts available to shareholders. At December 31, 2005, the accumulated untaxed PSA balance for AFA was $1,628,000. Management believes that under AFA's ordinary operations, $1,628,000 will be distributed before the expiration date of the suspension. At the close of the suspension period, the previous ordering rules will be reinstated, accordingly management considers the likelihood of additional distributions from the PSA account after the suspension period to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements.

(10) Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):


                                                                     Year ended December 31, 2005
                                                    ---------------------------------------------------------------
                                                          Pretax                 Tax                   Net
                                                          amount                effect                amount
                                                    -------------------   -------------------   -------------------
Unrealized holding loss on available for
     sale investments:
        Unrealized holding loss arising during
           the period                              $           (37,586)            13,160                  (24,426)
        Plus: reclassification adjustment for
           gains included in net income                          2,543               (890)                   1,653
                                                    -------------------   -------------------   -------------------
Other comprehensive loss                           $           (35,043)            12,270                  (22,773)
                                                    ===================   ===================   ===================


                                                                    Year ended December 31, 2004
                                                    ---------------------------------------------------------------
                                                          Pretax                 Tax                   Net
                                                          amount                effect                amount
                                                    -------------------   -------------------   -------------------
Unrealized holding loss on available for
     sale investments:
        Unrealized holding loss arising during
           the period                              $            (1,993)               698                   (1,295)
        Plus: reclassification adjustment for
           gains included in net income                          1,808               (633)                   1,175
                                                    -------------------   -------------------   -------------------
Other comprehensive loss                           $              (185)                65                     (120)
                                                    ===================   ===================   ===================


                                                                     Year ended December 31, 2003
                                                    ---------------------------------------------------------------
                                                          Pretax                 Tax                   Net
                                                          amount                effect                amount
                                                    -------------------   -------------------   -------------------
Unrealized holding loss on available for
     sale investments:
        Unrealized holding loss arising during
           the period                              $           (50,750)            17,764                  (32,986)
        Plus: reclassification adjustment for
           gains included in net income                          4,240             (1,485)                   2,755
Minimum pension liability                                        7,367             (2,579)                   4,788
                                                    -------------------   -------------------   -------------------
Other comprehensive loss                           $           (39,143)            13,700                  (25,443)
                                                    ===================   ===================   ===================


     At December 31, 2005 and 2004, the component of accumulated other comprehensive (loss) income is as follows (in thousands):

                                                                        2005                  2004
                                                                 -------------------   ----------------
Unrealized holding (losses) gains, net of deferred tax
     benefit (liability) of $694 and $(11,576) in 2005 and
     2004, respectively                                         $            (1,283)            21,490
                                                                 -------------------   ----------------
                                                                $            (1,283)            21,490
                                                                 ===================   ================


(11) Reinsurance

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2005 and 2004, reinsurance receivables with a carrying value of approximately $143,584,000 and $143,802,000, respectively, were associated with three reinsurers. In addition, reinsurance receivables of approximately $594,520,000 and $535,162,000 in 2005 and 2004, respectively, were associated with one reinsurer (note 12).

     Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2005 and 2004, the face amounts of life insurance in force that are reinsured amounted to approximately $14,877,000,000 (approximately 75.0% of total life insurance in force) and $14,780,000,000 (approximately 72.4% of total life insurance in force), respectively.

     Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

     The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(197,261,000), $(203,025,000), and $(214,804,000) for life and accident and health reinsurance ceded, and $53,809,000, $18,658,000, and $16,173,000 for life and accident and health reinsurance assumed for the years ended December 31, 2005, 2004, and 2003, respectively.

     Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $159,260,000, $175,944,000, and $180,385,000 for the years ended December 31, 2005, 2004, and 2003, respectively.

(12) Acquired Business

     (a)  Mid-Continent Life Insurance Company

          Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $580,823,000 and $549,886,000 to HLR and maintaining a funds withheld liability at December 31, 2005 and 2004, respectively.

          Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed "Extra-Life" contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings, and the majority of these funds was remitted to the Company in 2003.

          As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

          The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

          Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2005 and 2004, before tax, was approximately $3,872,000 and $3,973,000, respectively, and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

     (b)  American Standard Life and Accident Insurance Company

          Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $245,000, $285,000, and
          $328,000 of amortization was recorded in 2005, 2004, and 2003, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2005 and 2004 balance of the PVP asset approximates $1,246,000 and $1,491,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

          An estimate of the amortization of the PVP for the next five years is as follows:

                  2006                            $     210,000
                  2007                                  178,000
                  2008                                  150,000
                  2009                                  127,000
                  2010                                  109,000


(13) Employee Benefit Plans

     The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

     Prior to 2003, the Company was the Plan sponsor. Effective January 1, 2003, the Plan sponsor was changed from AFA to AFC. The change in Plan sponsor increased the Company's equity by approximately $3,821,000 on January 1, 2003. The Company recorded a decrease of approximately $4,788,000, net of tax, on the additional minimum pension liability, which is recognized as a component of other comprehensive income in 2003. The Company also recorded a decrease of approximately $967,000 in the prepaid pension asset, which is recognized as a dividend paid in 2003. The Company contributed approximately $6,110,000, $5,610,000, and $5,181,000 to the Plan during the years ended December 31, 2005, 2004, and 2003, respectively.

     The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $1,948,000, $1,882,000, and $1,810,000 to this plan during the years ended December 31, 2005, 2004, and 2003, respectively.

(14) Commitments and Contingencies

     Rent expense for office space and equipment for the years ended December 31, 2005, 2004, and 2003 was approximately $12,108,000, $11,559,000, and
     $11,164,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2005 under noncancelable long-term leases are as follows (in thousands):

               2006                            $      2,710
               2007                                   2,016
               2008                                   1,344
               2009                                     590
               2010                                     155
               Thereafter                               109

     The Company has outstanding mortgage loan commitments of approximately $9,350,000 and $16,390,000 at December 31, 2005 and 2004, respectively.

     As of December 31, 2005, the Company has an outstanding guarantee for approximately $1,935,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar for dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company's obligation under its guaranty arrangement.

     The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2005 and 2004, liabilities for guaranty association assessments totaled $4.9 million and $4.8 million, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2005, 2004, and 2003.

     The Company is named as defendant in lawsuits involving disputes over the method used by the Company to process cancer claims. Certain of these lawsuits are trying to establish a class action, but at this point there has been no such certification. Remedies sought include both actual and punitive damages. Management believes there are numerous defenses with regards to the establishment of the class for and the merits for each of the lawsuits. While the ultimate outcome of these cases cannot be determined at this time as discovery is in the early stages, management believes that adequate provision has been made with respect to these claims as of December 31, 2005, and that the final resolution of these cases will not have a material adverse affect on the Company's consolidated financial position.

     In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15) Related-Party Transactions

     The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2005, 2004, and 2003, rentals paid under these leases were approximately $4,603,000, $4,892,000, and $4,876,000, respectively.

     During the years ended December 31, 2005, 2004, and 2003, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $6,140,000, $5,090,000, and $4,409,000, respectively.

     During the years ended December 31, 2005, 2004, and 2003, the Company paid management fees to AFC totaling approximately $4,524,000, $4,392,000, and $3,857,000, respectively.

     The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $4,394,000, $3,656,000, and $3,249,000 in 2005, 2004, and 2003, respectively.

     During 2005, 2004, and 2003, the Company paid cash dividends to AFC of approximately $13,790,000, $14,734,000, and $11,908,000, respectively.

     During 2003, the Company paid dividends to AFC of approximately $967,000 in the form of a prepaid pension asset.

     During 2003, the Company paid dividends to AFC of approximately $523,000 in the form of a receivable from a subsidiary of AFC.

     During 2005, 2004, and 2003, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $3,177,000, $3,223,000, and $2,705,000 for the years ended December 31, 2005, 2004, and 2003, respectively, and is included in selling costs and other operating, administrative, and general expenses.

     An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16) Segment Information

     The Company's reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America.

     Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

     The following summary, representing revenues and pre-tax income from continuing operations and identifiable assets for the Company's reportable segments as of and for the years ended December 31, 2005, 2004, and 2003, is as follows:

                                                                      Years ended December 31,
                                                         -------------------------------------------------
                                                               2005            2004              2003
                                                         --------------  --------------   ----------------
Revenue
     American Fidelity Education Services
        Division                                        $      319,778         289,956           268,082
     Association Worksite Division                             139,832         162,844           180,517
     Strategic Alliances Division                               74,843          79,847            69,275
     AFAmeriLife Division                                        6,979          15,371            36,449
     Noninsurance operations                                     2,085           1,924             1,958
                                                         -------------   --------------    --------------
              Total consolidated revenue                $      543,517         549,942           556,281
                                                         =============   ==============    ==============
Premiums and annuity and universal
     life considerations
        American Fidelity Education Services
           Division                                     $     237,518          212,785           191,056
        Association Worksite Division                         122,517          141,375           157,621
        Strategic Alliances Division                           72,720           78,727            65,172
        AFAmeriLife Division                                    5,606            2,485               643
        Noninsurance operations                                     -                -                 -
                                                         -------------   --------------    --------------
              Total consolidated premiums and
                 annuity and universal life
                 considerations                         $     438,361          435,372           414,492
                                                         =============   ==============    ==============
Net investment income
     American Fidelity Education Services
        Division                                        $      64,430           58,522            54,891
     Association Worksite Division                             10,175           11,406            11,529
     Strategic Alliances Division                               3,649            3,214             2,773
     AFAmeriLife Division                                      (2,243)           9,282            41,997
     Noninsurance operations                                        2                -                 -
                                                         -------------   --------------    --------------
              Total consolidated net
                 investment income                      $      76,013           82,424           111,190
                                                         =============   ==============    ==============


                                                                     Years ended December 31,
                                                         ----------------------------------------------
                                                              2005           2004              2003
                                                         -------------   -------------    -------------
Amortization of deferred policy
     acquisition costs
        American Fidelity Education Services
           Division                                     $      38,828          45,738           37,903
        Association Worksite Division                           8,920          12,465           11,600
        Strategic Alliances Division                            2,063           2,691            2,522
        AFAmeriLife Division                                      477             676              799
        Noninsurance operations                                     -               -                -
                                                         -------------   -------------    -------------
              Total consolidated amortization
                 of deferred policy acquisition
                 costs                                  $      50,288          61,570           52,824
                                                         =============   =============    =============
Pretax earnings (loss) including cumulative
     effect of change in accounting principle
        American Fidelity Education Services
           Division                                     $      53,152          40,719           43,100
        Association Worksite Division                             773           7,314            8,520
        Strategic Alliances Division                            6,173           4,152           (6,177)
        AFAmeriLife Division                                    2,287             915            9,149
        Noninsurance operations                                   120             115               76
                                                         -------------   -------------    -------------
              Total consolidated pretax earnings
                 including cumulative effect
                 of change in accounting
                 principle                              $      62,505          53,215           54,668
                                                         =============   =============    =============


                                                                  As of December 31,
                                                          --------------------------------
                                                                2005             2004
                                                          ---------------   --------------
Total assets
     American Fidelity Education Services Division       $     2,067,953        2,011,146
     Association Worksite Division                               320,474          314,149
     Strategic Alliances Division                                268,853          176,678
     AFAmeriLife Division                                      1,394,134        1,367,828
     Noninsurance operations                                         245              131
                                                          ---------------   --------------
              Total consolidated assets                  $     4,051,659        3,869,932
                                                          ===============   ==============


                             AMERICAN FIDELITY ASSURANCE COMPANY
                                      AND SUBSIDIARIES

                     Schedule III - Supplementary Insurance Information

                              As of December 31, 2005 and 2004
                                       (In thousands)
                                                                  2005             2004
                                                            ---------------   -------------
Deferred policy acquisition costs:
     American Fidelity Education Services Division         $       266,832         238,870
     Association Worksite Division                                  61,299          65,098
     Strategic Alliances Division                                   14,176          14,057
     AFAmeriLife Division                                            3,280           3,529
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $       345,587         321,554
                                                            ===============   =============
Reserves for future policy benefits:
     American Fidelity Education Services Division         $       552,174         529,128
     Association Worksite Division                                  91,644          87,118
     Strategic Alliances Division                                  108,778          81,168
     AFAmeriLife Division                                          366,925         391,598
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $     1,119,521       1,089,012
                                                            ===============   =============
Unearned premiums:
     American Fidelity Education Services Division         $         2,622           2,531
     Association Worksite Division                                     307             295
     Strategic Alliances Division                                        -               1
     AFAmeriLife Division                                                -               -
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $         2,929           2,827
                                                            ===============   =============
Benefits payable:
     American Fidelity Education Services Division         $        56,040          49,345
     Association Worksite Division                                  22,875          21,346
     Strategic Alliances Division                                    6,327           7,054
     AFAmeriLife Division                                              722             543
     Noninsurance operations                                             -               -
                                                            ---------------   -------------
                                                           $        85,964          78,288
                                                            ===============   =============


                                  AMERICAN FIDELITY ASSURANCE COMPANY
                                            AND SUBSIDIARIES

                           Schedule III - Supplementary Insurance Information

                             Years ended December 31, 2005, 2004, and 2003
                                             (In thousands)
                                                           2005             2004             2003
                                                    ----------------   --------------   --------------
Premium revenue and annuity and
     universal life considerations:
        American Fidelity Education Services
           Division                                $        237,518          212,785          191,056
        Association Worksite Division                       122,517          141,375          157,621
        Strategic Alliances Division                         72,720           78,727           65,172
        AFAmeriLife Division                                  5,606            2,485              643
        Noninsurance operations                                   -                -                -
                                                    ----------------   --------------   --------------
                                                   $        438,361          435,372          414,492
                                                    ================   ==============   ==============
Net investment income:
     American Fidelity Education Services
        Division                                   $         64,430           58,522           54,891
     Association Worksite Division                           10,175           11,406           11,529
     Strategic Alliances Division                             3,649            3,214            2,773
     AFAmeriLife Division                                    (2,243)           9,282           41,997
     Noninsurance operations                                      2                -                -
                                                    ----------------   --------------   --------------
                                                   $         76,013           82,424          111,190
                                                    ================   ==============   ==============
Benefits, claims, losses and
     settlement expenses:
        American Fidelity Education Services
           Division                                $        186,366          165,892          150,404
        Association Worksite Division                        62,237           66,508           77,470
        Strategic Alliances Division                         45,296           51,899           47,218
        AFAmeriLife Division                                 (4,790)           5,366           (3,042)
        Noninsurance operations                                   -                -                -
                                                    ----------------   --------------   --------------
                                                   $        289,109          289,665          272,050
                                                    ================   ==============   ==============
Amortization of deferred policy
     acquisition costs:
        American Fidelity Education Services
           Division                                $         38,828           45,738           37,903
        Association Worksite Division                         8,920           12,465           11,600
        Strategic Alliances Division                          2,063            2,691            2,522
        AFAmeriLife Division                                    477              676              799
        Noninsurance operations                                   -                -                -
                                                    ----------------   --------------   --------------
                                                   $         50,288           61,570           52,824
                                                    ================   ==============   ==============


                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                            AND SUBSIDIARIES

                           Schedule III - Supplementary Insurance Information

                             Years ended December 31, 2005, 2004, and 2003
                                             (In thousands)
                                                           2005             2004             2003
                                                    ----------------   --------------   --------------
Other operating expenses:
     American Fidelity Education Services
        Division                                   $         43,350           43,850           37,433
     Association Worksite Division                           28,871           31,625           30,198
     Strategic Alliances Division                             5,962            6,378            5,977
     AFAmeriLife Division                                     6,983            3,351            1,104
     Noninsurance operations                                  1,887            1,738            1,809
                                                    ----------------   --------------   --------------
                                                   $         87,053           86,942           76,521
                                                    ================   ==============   ==============

See accompanying report of independent registered public accounting firm.


                                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                                          AND SUBSIDIARIES

                                                      Schedule IV - Reinsurance

                                            Years ended December 31, 2005, 2004, and 2003
                                                           (In thousands)
                                                                                                                      Percentage
                                                                   Ceded            Assumed                            of amount
                                                 Gross            to other         from other           Net             assumed
                                                 amount          companies         companies           amount            to net
                                               --------------   ---------------   ---------------   ---------------   ------------
Year ended December 31, 2005:
     Life insurance in force                  $    19,454,950        14,876,587           382,825         4,961,188           7.72%
                                               ==============   ===============   ===============   ===============   ============
     Premiums:
        Life insurance                        $       128,347           101,609             1,089            27,827           3.91%
        Accident and health insurance                 453,466            95,652            52,720           410,534          12.84%
                                               --------------   ---------------   ---------------   ---------------   ------------
                 Total premiums               $       581,813           197,261            53,809           438,361          12.28%
                                               ==============   ===============   ===============   ===============   ============
Year ended December 31, 2004:
     Life insurance in force                  $    20,340,668        14,779,586            63,879         5,624,961           1.13%
                                               ==============   ===============   ===============   ===============   ============
     Premiums:
        Life insurance                        $       124,724            96,474               223            28,473           0.78%
        Accident and health insurance                 495,015           106,551            18,435           406,899           4.53%
                                               --------------   ---------------   ---------------   ---------------   ------------
                 Total premiums               $       619,739           203,025            18,658           435,372           4.29%
                                               ==============   ===============   ===============   ===============   ============
Year ended December 31, 2003:
     Life insurance in force                  $    20,778,408        13,826,874           106,936         7,058,470           1.52%
                                               ==============   ===============   ===============   ===============   ============
     Premiums:
        Life insurance                        $       124,539            95,564               497            29,472           1.69%
        Accident and health insurance                 488,584           119,240            15,676           385,020           4.07%
                                               --------------   ---------------   ---------------   ---------------   ------------
                 Total premiums               $       613,123           214,804            16,173           414,492           3.90%
                                               ==============   ===============   ===============   ===============   ============

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B hereof:

AMERICAN FIDELITY SEPARATE ACCOUNT C

        Report of Independent Registered Public Accounting Firm
        Statements of Assets and Liabilities as of December 31, 2005
        Statements of Operations for the Year Ended December 31, 2005
        Statements of Changes in Net Assets for the Year Ended December 31, 2005 Financial Highlights
        Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY

        Report of Independent Registered Public Accounting Firm
        Consolidated Balance Sheets as of December 31, 2005, 2004, and 2003 Consolidated Statements of Income for the Years Ended December 31, 2005,
           2004, and 2003
        Consolidated Statements of Stockholder's Equity for the Years Ended
           December 31, 2005, 2004, and 2003
        Consolidated Statements of Cash Flows for the Years Ended December 31,
           2005, 2004, and 2003
        Notes to Consolidated Financial Statements
        Schedule III - Supplementary Insurance Information
        Schedule IV - Reinsurance

(b)      Exhibits

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C. Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

3 Principal Underwriter's Agreement dated July 30, 2002, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 3 to Registrant's Registration Statement on Form N-4 filed on Februry 27, 2003.

4.1      Flexible Premium Group Variable Annuity. Incorporated by reference to
         Exhibit 4.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.1 Section 457(b) Deferred Compensation Plan Participation Election Form. Incorporated by reference to Exhibit 5.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2 Section 457 Group Variable Annuity Master Application. Incorporated by reference to Exhibit 5.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1 Articles of Incorporation of American Fidelity Assurance Company as amended. Incorporated by reference to Exhibit 6.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 6.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1 Fund Participation Agreement dated April 18, 1997, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by Reference to Exhibit 8.1 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.3 Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997. Incorporated by Reference to Exhibit 8.3 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.4 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). Incorporated by Reference to Exhibit 8.4 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.5 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.6 Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.6 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.7 First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.7 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.9 Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc. Incorporated by Reference to Exhibit 8.9 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.10 Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc., dated April 6, 2001. Incorporated by Reference to Exhibit 8.10 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.12 Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by reference to Exhibit 8.16 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.13 Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. Incorporated by reference to Exhibit 8.17 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.14 Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to
         Exhibit 8.18 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.15 Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.16 Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005. Incorporated by reference to Exhibit 8.23 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.17 Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005. Incorporated by reference to Exhibit 8.24 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.18 Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005. Incorporated by reference to Exhibit 8.25 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.19 Participation Agreement among Vanguard(R) Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005. Incorporated by reference to Exhibit 8.26 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.20 Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C. Incorporated by reference to Exhibit 8.21 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.21 First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005. Incorporated by reference to Exhibit 8.22 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

9*       Opinion and Consent of Counsel.

10*      Consent of Independent Registered Public Accounting Firm.

99*      Organizational Chart of American Fidelity Assurance Company.


* Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address                 Positions and Offices with Depositor
---------------------------------------             --------------------------------------------

Lynda L. Cameron                                    Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                                  Chairman of the Board and Chief Executive
2000 N. Classen Boulevard                           Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                                  Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                                  Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Charles R. Eitel                                    Director
One Concourse Parkway, Suite 800
Atlanta, Georgia  30328

Theodore M. Elam                                    Director
211 N. Robinson, 10th Floor
Oklahoma City, OK  73102

Stephen P. Garrett                                  Senior Vice President, Secretary, and
2000 N. Classen Boulevard                           Chief Compliance Officer
Oklahoma City, Oklahoma  73106

Kenneth D. Klehm                                    Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                               Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                                      Director
210 Park Ave., Suite 230
Oklahoma City, OK  73102

Paula Marshall-Chapman                              Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                                         President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                              Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120



ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
          WITH THE DEPOSITOR OR REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of March 1, 2006, there were 2,594 non-qualified contract owners and no qualified contract owners.

ITEM 28.  INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and
          (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account B, and American Fidelity Dual Strategy Fund, Inc. (R)

     (b) The following persons are the officers and directors of American Fidelity Securities, Inc. The principal business address for each of the following is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address            Positions and Offices with Underwriter
-----------------------------------            ----------------------------------------------

David R. Carpenter                             Director, Chairman, President, Chief
                                               Executive Officer, Treasurer, and Investment
                                               Company and Variable Contracts Products
                                               Principal

Marvin R. Ewy                                  Director, Vice President, Secretary and
                                               Investment Company, and Variable Contracts
                                               Products Principal

Nancy K. Steeber                               Director, Vice President, Chief Operations
                                               Officer and Investment Company and Variable
                                               Contracts Products Principal

Shirley Williams                               Assistant Vice President, Chief Financial
                                               Officer, and Financial and Operations
                                               Principal.

Katherine I. Leviant                           Assistant Vice President, Chief Compliance
                                               Officer, and Investment Company and Variable
                                               Contracts Products Principal

Cherie L. Horsfall                             Assistant Vice President, Operations
                                               Officer, and Investment Company and Variable
                                               Contracts Products Principal


     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2005 were $ 8,536.00. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     (d) Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code
Section 403(b)(11).

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 25, 2006.

                                 AMERICAN FIDELITY SEPARATE ACCOUNT C
                                 (Registrant)

                                 By:  American Fidelity Assurance Company
                                     (Depositor)


                                      By:   /s/ David R. Carpenter
                                            David R. Carpenter,
                                            Executive Vice President


                                AMERICAN FIDELITY ASSURANCE COMPANY
                                (Depositor)

                                By:   /s/ David R. Carpenter
                                      David R. Carpenter,
                                      Executive Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2006.

Signature                    Title
----------------------       ----------------------------------



Lynda L. Cameron             Director


/s/ William M. Cameron
William M. Cameron           Chairman, Chief Executive Officer and Director
                             (Principal Executive Officer)


/s/ David R. Carpenter
David R. Carpenter           Executive Vice President and Treasurer (Principal
                             Financial and Accounting Officer)

/s/ William E. Durrett
William E. Durrett           Senior Chairman of the Board and Director



Charles R. Eitel             Director


/s/ Theodore M. Elam
Theodore M. Elam             Director


/s/ David R. Lopez
David R. Lopez               Director



Paula Marshall-Chapman       Director



John W. Rex                  President and Director


/s/ Galen P. Robbins, M.D.
Galen P. Robbins, M.D.       Director


                                               EXHIBIT INDEX

EXHIBIT
NUMBER          DESCRIPTION                                               METHOD OF FILING
--------        ------------------------------------------------------    --------------------------------

1               Resolution adopted by the Board of American Fidelity      Incorporated herein by reference
                Assurance Company authorizing the establishment of
                Separate Account C.

3               Principal Underwriter's Agreement dated July 30, 2002,    Incorporated herein by reference
                between American Fidelity Assurance Company, on behalf
                of the Registrant, and American Fidelity Securities, Inc.

4.1             Flexible Premium Group Variable Annuity.                  Incorporated herein by reference

5.1             Section 457(b) Deferred Compensation Plan Participation   Incorporated herein by reference
                Election Form.

5.2             Section 457 Group Variable Annuity Master Application.    Incorporated herein by reference

6.1             Articles of Incorporation of American Fidelity            Incorporated herein by reference
                Assurance Company as amended.

6.2             Amended and Restated Bylaws of American Fidelity          Incorporated herein by reference
                Assurance Company dated November 24, 1997.

8.1             Fund Participation Agreement dated April 18, 1997,        Incorporated herein by reference
                between American Fidelity Assurance Company and Merrill
                Lynch Variable Series Funds, Inc.

8.2             Amendment to Fund Participation Agreement between         Incorporated herein by reference
                American Fidelity Assurance Company and Merrill Lynch
                Variable Series Funds, Inc. dated June 17, 2002.

8.3             Fund Participation Agreement dated May 13, 1997,          Incorporated herein by reference
                between American Fidelity Assurance Company and each of
                Dreyfus Variable Investment Fund, The Dreyfus Socially
                Responsible Growth Fund, Inc. and Dreyfus Life and
                Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
                Fund), as amended by Amendment to Fund Participation
                Agreement dated May 13, 1997.

8.4             Amendment to Fund Participation Agreement between         Incorporated herein by reference
                American Fidelity Assurance Company and each of Dreyfus
                Variable Investment Fund, The Dreyfus Socially
                Responsible Growth Fund, Inc. and Dreyfus Life and
                Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
                Fund).

8.5             Amendment to Fund Participation Agreement between         Incorporated herein by reference
                American Fidelity Assurance Company and each of Dreyfus
                Variable Investment Fund, The Dreyfus Socially
                Responsible Growth Fund, Inc. and Dreyfus Life and
                Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
                Fund) dated June 3, 2002.

8.6             Fund Participation Agreement dated December 22, 1998,     Incorporated herein by reference
                between American Fidelity Dual Strategy Fund, Inc. and
                American Fidelity Assurance Company.

8.7             First Amendment to Fund Participation Agreement between   Incorporated herein by reference
                American Fidelity Dual Strategy Fund, Inc. and American
                Fidelity Assurance Company.

8.8             Second Amendment to Fund Participation Agreement          Incorporated herein by reference
                between American Fidelity Dual Strategy Fund, Inc. and
                American Fidelity Assurance Company dated July 16,
                2002.

8.9             Shareholder Services Agreement dated January 16, 2001,    Incorporated herein by reference
                between American Fidelity Assurance Company and
                American Century Investment Management, Inc.

8.10            Amendment No. 1 to Shareholder Services Agreement         Incorporated herein by reference
                between American Fidelity Assurance Company and
                American Century Investment Management, Inc. dated
                April 6, 2001.

8.11            Amendment No. 2 to Shareholder Services Agreement         Incorporated herein by reference
                between American Fidelity Assurance Company and
                American Century Investment Management, Inc. dated June
                27, 2002.

8.12            Amended and Restated Fund Participation Agreement dated   Incorporated herein by reference
                May 1, 1999, between American Fidelity Assurance
                Company and Merrill Lynch Variable Series Funds, Inc.
8.13
                Administrative  Services  Agreement  dated May 1.  1999,  Incorporated herein by reference between American Fidelity  Assurance Company and Merrill
                Lynch Asset Management, L.P.

8.14            Agreement dated May 13, 1997 between American Fidelity    Incorporated herein by reference
                Assurance Company and The Dreyfus Corporation.

8.15            Amendment to the Agreement between The Dreyfus            Incorporated herein by reference
                Corporation and American Fidelity Assurance Company
                dated January 1, 1999.

8.16            Amendment No. 2 to the Agreement between The Dreyfus      Incorporated herein by reference
                Corporation and American Fidelity Assurance Company
                dated March 15, 2005.

8.17            Amendment No. 3 to the Shareholder Services Agreement     Incorporated herein by reference
                between American Fidelity Assurance Company and
                American Century Investment Management, Inc. dated
                March 22, 2005.

8.18            Amendment to The Administrative Services Agreement        Incorporated herein by reference
                between American Fidelity Assurance Company and Merrill
                Lynch Asset Management, L. P. dated February 28, 2005.

8.19            Participation Agreement among Vanguard(R) Variable        Incorporated herein by reference
                Insurance Fund, The Vanguard Group, Inc., Vanguard
                Marketing Corporation and American Fidelity Assurance
                Company dated March 30, 2005.

8.20            Investment Consultant Agreement dated September 1, 1999   Incorporated herein by reference
                between American Fidelity Assurance Company and Asset
                Services Company, L.L.C.

8.21            First Amendment to Investment Consultant Agreement        Incorporated herein by reference
                between American Fidelity Assurance Company and Asset
                Services Company, L.L.C. dated January 28, 2005.

9               Opinion and Consent of Counsel.                           Filed herewith electronically

10              Consent of Independent Registered Public Accounting       Filed herewith electronically
                Firm.

99              Organizational Chart of American Fidelity Assurance       Filed herewith electronically
                Company.
